File No. 33-04081


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                        AMENDMENT NO. 10

                               TO

                            FORM S-6

 For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                THE FIRST TRUST COMBINED SERIES 8
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.       CHAPMAN AND CUTLER
          Attn:  James A. Bowen      Attn:  Eric F. Fess
          1001 Warrenville Road      111 West Monroe Street
          Lisle, Illinois  60532     Chicago, Illinois  60603

        (Name and complete address of agents for service)




It is proposed that this filing will become effective (check appropriate box)


:    :  immediately upon filing pursuant to paragraph (b)
:  x :  November 29, 1996
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
September 13, 1996.

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        MASSACHUSETTS TRUST, SERIES 9
                                 2,553 UNITS


PROSPECTUS
Part One
Dated November 26, 1996

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Massachusetts State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State Massachusetts Trust, Series 9 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Massachusetts, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Massachusetts State and local income taxes under existing law. At October 16, 1996, each Unit represented a 1/2,553 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 5.8% of the Public Offering Price (6.157% of the amount invested). At October 16, 1996, the Public Offering Price per Unit was $316.01 plus net interest accrued to date of settlement (three business days after such date) of $3.88 and $9.72 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

    Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.30% per annum on October 16, 1996, and 5.20% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.92% per annum on October 16, 1996, and 4.83% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        MASSACHUSETTS TRUST, SERIES 9
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1996
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                     Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                                $900,000
Number of Units                                                          2,553
Fractional Undivided Interest in the Trust per Unit                    1/2,553
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                           $759,966
  Aggregate Value of Bonds per Unit                                    $297.68
  Sales Charge 6.157% (5.8% of Public Offering Price)                   $18.33
  Public Offering Price per Unit                                       $316.01*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($18.33 less than the Public Offering Price per Unit)                $297.68*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $600,000

Date Trust Established                                        October 23, 1986
Mandatory Termination Date                                   December 31, 2035
Evaluator's Fee: $900 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        MASSACHUSETTS TRUST, SERIES 9
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1996
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $18.60    $18.60
  Less: Estimated Annual Expense Excluding Insurance         $1.60     $1.28
        Annual Premium on Portfolio Insurance                 $.57      $.57
  Estimated Net Annual Interest Income                      $16.43    $16.75
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $16.43    $16.75
  Divided by 12 and 2, Respectively                          $1.37     $8.38
Estimated Daily Rate of Net Interest Accrual                  $.0456    $.0465
Estimated Current Return Based on Public Offering Price       5.20%     5.30%
Estimated Long-Term Return Based on Public Offering Price     4.83%     4.92%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Combined Series 8, The First Trust of
Insured Municipal Bonds - Multi-State,
Massachusetts Trust, Series 9

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 8, The First Trust of Insured Municipal Bonds - Multi-State, Massachusetts Trust, Series 9 as of July 31, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 8, The First Trust of Insured Municipal Bonds - Multi-State, Massachusetts Trust, Series 9 at July 31, 1996, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP

Chicago, Illinois
October 31,1996

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        MASSACHUSETTS TRUST, SERIES 9

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1996


                                    ASSETS

Municipal bonds, at market value (cost $686,042)
  (Notes 1 and 3)                                                   $811,942
Accrued interest                                                      18,333
                                                                    ________
                                                                     830,275

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    1,618
  Cash overdraft                                                       2,283
                                                                    ________
                                                                       3,901
                                                                    ________
Net assets, applicable to 2,553 outstanding units of
    fractional undivided interest:
  Cost of Trust assets (Note 1)                        $686,042
  Net unrealized appreciation (Note 2)                  125,900
  Distributable funds                                    14,432
                                                       ________

                                                                    $826,374
                                                                    ========

Net asset value per unit                                             $323.69
                                                                     =======

[FN]

               See accompanying notes to financial statements.

                          THE FIRST TRUST COMBINED SERIES 8
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            MASSACHUSETTS TRUST, SERIES 9

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1996


                                                    Coupon                                  Standard
                                                  interest    Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(f)                 rate    maturity     provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

The Commonwealth of Massachusetts, General
  Obligation, Federally Assisted Housing (e)            -(d)   2/01/2033                      AAA       $100,000      17,411
Massachusetts Health and Education Facilities
  Authority, Revenue, Malden Hospital Issue
  (FHA Insured Project), Series A (c)                5.00%     8/01/2016   2006 @ 100 S.F.    AAA        300,000     266,616
Massachusetts Housing Finance Agency, Multi-Family
  Housing Insured Mortgage, 1978 Series A
  (FHA Insured Mortgage Loans) (e)                   6.50      4/01/2021   2009 @ 100 S.F.    AA+        500,000     527,915
                                                                                                        ____________________

                                                                                                        $900,000     811,942
                                                                                                        ====================


                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        MASSACHUSETTS TRUST, SERIES 9

                              NOTES TO PORTFOLIO

                                July 31, 1996


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year or, if currently redeemable, the redemption price at July 31, 1996. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. None of the Bonds in the Trust are subject to call within five years.

(b)   The ratings shown are those effective at July 31, 1996.

(c) These Bonds were issued at an original issue discount on October 1, 1982 at a price of 61.275% of their principal amount.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on February 1, 1983 at a price of 2.738% of their original principal amount.

(e) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(f) The Trust consists of three obligations of issuers located in Massachusetts. One of the Bonds in the Trust, representing approximately 11% of the aggregate principal amount of the Bonds in the Trust, is a general obligation of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 1; and Other Housing, 1. Approximately 56% and 33% of the aggregate principal amount of the Bonds consist of residential mortgage revenue bonds and health care revenue bonds, respectively. Each of the Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust. The largest such issue represents approximately 56%.

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        MASSACHUSETTS TRUST, SERIES 9

                           STATEMENTS OF OPERATIONS


                                                   Year ended July 31,

                                              1996         1995        1994

Interest income                              $79,773     118,951     120,551

Expenses:
  Trustee's fees and related expenses        (2,917)     (3,260)     (3,218)
  Insurance expense (Note 3)                 (2,202)     (3,213)     (3,258)
  Evaluator's fees                             (900)       (900)       (900)
                                             _______________________________
    Investment income - net                   73,754     111,578     113,175

Net gain (loss) on investments:
  Net realized gain (loss)                  (80,328)     (1,595)       (409)
  Change in net unrealized appreciation
    or depreciation                           87,519    (11,189)    (91,033)
                                             _______________________________
                                               7,191    (12,784)    (91,442)
                                             _______________________________
Net increase in net assets resulting from
  operations                                 $80,945      98,794      21,733
                                             ===============================

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        MASSACHUSETTS TRUST, SERIES 9

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                   Year ended July 31,

                                              1996        1995        1994

Net increase in net assets resulting
    from operations:
  Investment income - net                    $73,754     111,578     113,175
  Net realized gain (loss) on investments   (80,328)     (1,595)       (409)
  Change in net unrealized appreciation
    or depreciation on investments            87,519    (11,189)    (91,033)
                                           _________________________________
                                              80,945      98,794      21,733

Distributions to unit holders:
  Investment income - net                   (88,906)   (109,303)   (118,656)
  Principal from investment transactions   (783,853)          -           -
                                           _________________________________
                                           (872,759)   (109,303)   (118,656)

Unit redemptions (115, 23 and 52 in
    1996, 1995 and 1994, respectively):
  Principal portion                         (41,374)    (13,852)    (34,346)
  Net interest accrued                         (871)       (250)       (638)
                                           _________________________________
                                            (42,245)    (14,102)    (34,984)
                                           _________________________________

Total increase (decrease) in net assets    (834,059)    (24,611)   (131,907)

Net assets:
  At the beginning of the year             1,660,433   1,685,044   1,816,951
                                           _________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $14,432, $32,832
    and $23,746 at July 31, 1996,
    1995 and 1994, respectively)            $826,374   1,660,433   1,685,044
                                           =================================

Trust units outstanding at the end
  of the year                                  2,553       2,668       2,691

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        MASSACHUSETTS TRUST, SERIES 9

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, October 23, 1986. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $900 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1996 follows:

               Unrealized appreciation                             $125,900
               Unrealized depreciation                                    -
                                                                   ________

                                                                   $125,900
                                                                   ========


3.  Insurance

The Trust has acquired insurance coverage which provides for the scheduled payments of principal and interest on all bonds in its portfolio. Such insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Pursuant to an irrevocable commitment of Financial Guaranty Insurance Company, in the event of a sale of a bond from the portfolio, the Trustee has the right to obtain permanent insurance for such bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such bond. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $1,460.

The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.8% of the public offering price which is equivalent to approximately 5.042% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:


              Type of                                   Year ended July 31,
            distribution
                plan                                  1996      1995     1994


             Monthly                                 $33.53     40.64    43.78
             Semi-annual                              34.12     41.27    44.23

Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended July 31,

                                                    1996      1995      1994

Interest income                                    $30.31     44.50     44.71
Expenses                                            (2.29)    (2.76)    (2.74)
                                                  ___________________________
    Investment income - net                         28.02     41.74     41.97

Distributions to unit holders:
  Investment income - net                          (33.81)   (40.89)   (44.00)
  Principal from investment transactions          (295.69)        -         -

Net gain (loss) on investments                       2.82     (4.68)   (34.19)
                                                  ___________________________
    Total increase (decrease) in net assets       (298.66)    (3.83)   (36.22)

Net assets:
  Beginning of the year                            622.35    626.18    662.40
                                                  ___________________________

  End of the year                                 $323.69    622.35    626.18
                                                  ===========================

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        MASSACHUSETTS TRUST, SERIES 9

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MINNESOTA TRUST, SERIES 9
                                 2,615 UNITS



PROSPECTUS
Part One
Dated November 26, 1996

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Minnesota State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Minnesota Trust, Series 9 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Minnesota, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Minnesota State and local income taxes under existing law. At October 16, 1996, each Unit represented a 1/2,615 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 5.7% of the Public Offering Price (6.045% of the amount invested). At October 16, 1996, the Public Offering Price per Unit was $158.14 plus net interest accrued to date of settlement (three business days after such date) of $1.42 and $3.88 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

    Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 4.66% per annum on October 16, 1996, and 4.52% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 3.79% per annum on October 16, 1996, and 3.66% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MINNESOTA TRUST, SERIES 9
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1996
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                                $375,000
Number of Units                                                          2,615
Fractional Undivided Interest in the Trust per Unit                    1/2,615
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                           $389,976
  Aggregate Value of Bonds per Unit                                    $149.13
  Sales Charge 6.045% (5.7% of Public Offering Price)                    $9.01
  Public Offering Price per Unit                                       $158.14*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($9.01 less than the Public Offering Price per Unit)                 $149.13*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $600,000

Date Trust Established                                        October 23, 1986
Mandatory Termination Date                                   December 31, 2035
Evaluator's Fee: $900 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MINNESOTA TRUST, SERIES 9
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1996
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                           $8.60     $8.60
  Less: Estimated Annual Expense
          Excluding Insurance                                $1.26     $1.05
  Annual Premium on Portfolio Insurance                       $.19      $.19
  Estimated Net Annual Interest Income                       $7.15     $7.36
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                       $7.15     $7.36
  Divided by 12 and 2, Respectively                           $.60     $3.68
Estimated Daily Rate of Net Interest Accrual                  $.0199    $.0205
Estimated Current Return Based on Public Offering Price       4.52%     4.66%
Estimated Long-Term Return Based on Public Offering Price     3.66%     3.79%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 8, The First Trust of Insured Municipal
Bonds - Multi-State, Minnesota Trust, Series 9

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 8, The First Trust of Insured Municipal Bonds - Multi-State, Minnesota Trust, Series 9 as of July 31, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 8, The First Trust of Insured Municipal Bonds - Multi-State, Minnesota Trust, Series 9 at July 31, 1996, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP

Chicago, Illinois
October 31,1996

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MINNESOTA TRUST, SERIES 9

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1996


                                    ASSETS

Municipal bonds, at market value (cost $332,986)
  (Notes 1 and 3)                                                   $393,659
Accrued interest                                                       5,556
                                                                    ________
                                                                     399,215

                          LIABILITIES AND NET ASSETS

Liabilities:
  Cash overdraft                                                       2,628
  Distributions payable and accrued to unit holders                      659
                                                                    ________
                                                                       3,287
                                                                    ________

Net assets, applicable to 2,615 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                        $332,986
  Net unrealized appreciation (Note 2)                   60,673
  Distributable funds                                     2,269
                                                       ________

                                                                    $395,928
                                                                    ========

Net asset value per unit                                             $151.41
                                                                    ========

[FN]

               See accompanying notes to financial statements.

                          THE FIRST TRUST COMBINED SERIES 8
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                              MINNESOTA TRUST, SERIES 9

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1996


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(d)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

Duluth, Minnesota, New Public Housing                5.125%    9/01/2006   1996 @ 103         AAA       $100,000     100,424
City of Minneapolis, Minnesota, Hospital
  Facilities Revenue (Abbott-Northwestern
  Hospital, Inc. Issue), Series A (c)                6.50     12/01/2006                      NR         235,000     252,719
Minneapolis, Minnesota, New Housing Authority        5.25      9/01/2005   1996 @ 103         AAA         40,000      40,516
                                                                                                        ____________________

                                                                                                        $375,000     393,659
                                                                                                        ====================


                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MINNESOTA TRUST, SERIES 9

                              NOTES TO PORTFOLIO

                                July 31, 1996



(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year or, if currently redeemable, the redemption price at July 31, 1996. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 37% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b) The ratings shown are those effective at July 31, 1996 ("NR" indicates no rating).

(c) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(d) The Trust consists of three obligations of issuers located in Minnesota. None of the Bonds in the Trust are general obligations of a governmental entity. All issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 1 and Miscellaneous, 2. Approximately 63% of the aggregate principal amount of the Bonds consist of health care revenue bonds. Each of the Bonds represents 10% or more of the aggregate principal amount of the Bonds in the Trust. The largest such issue represents approximately 63%.

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MINNESOTA TRUST, SERIES 9

                           STATEMENTS OF OPERATIONS


                                                  Year ended July 31,

                                              1996        1995        1994

Interest income                              $93,226     161,738     182,677

Expenses:
  Trustee's fees and related expenses        (3,199)     (3,777)     (3,904)
  Insurance expense (Note 3)                 (1,971)     (3,503)     (3,651)
  Evaluator's fees                             (900)       (900)       (900)
                                            ________________________________
    Investment income - net                   87,156     153,558     174,222

Net gain (loss) on investments:
  Net realized gain (loss)                    13,611    (44,572)     (1,120)
  Change in net unrealized appreciation
    or depreciation                         (33,480)      13,731    (59,806)
                                            ________________________________
                                            (19,869)    (30,841)    (60,926)
                                            ________________________________
Net increase in net assets resulting
  from operations                            $67,287     122,717     113,296
                                            ================================

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MINNESOTA TRUST, SERIES 9

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                    Year ended July 31,

                                               1996        1995        1994

Net increase in net assets resulting
    from operations:
  Investment income - net                    $87,156     153,558     174,222
  Net realized gain (loss) on investments     13,611    (44,572)     (1,120)
  Change in net unrealized appreciation
    or depreciation on investments          (33,480)      13,731    (59,806)
                                          __________________________________
                                              67,287     122,717     113,296

Distributions to unit holders:
  Investment income - net                  (112,445)   (156,426)   (178,427)
  Principal from investment transactions (1,734,813)   (211,961)   (100,922)
                                          __________________________________
                                         (1,847,258)   (368,387)   (279,349)

Unit redemptions (197, 55 and 36 in
    1996, 1995 and 1994, respectively):
  Principal portion                         (84,269)    (45,322)    (32,036)
  Net interest accrued                       (2,624)       (908)       (631)
                                          __________________________________
                                            (86,893)    (46,230)    (32,667)
                                          __________________________________
Total increase (decrease) in net assets  (1,866,864)   (291,900)   (198,720)

Net assets:
  At the beginning of the year             2,262,792   2,554,692   2,753,412
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $2,269, $37,500
    and $33,106 at July 31, 1996,
    1995 and 1994, respectively)            $395,928   2,262,792   2,554,692
                                          ==================================

Trust units outstanding at the end
  of the year                                  2,615       2,812       2,867

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MINNESOTA TRUST, SERIES 9

                        NOTES TO FINANCIAL STATEMENTS

1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, October 23, 1986. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $900 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1996 follows:

               Unrealized appreciation                              $60,673
               Unrealized depreciation                                    -
                                                                    _______

                                                                    $60,673
                                                                    =======


3.  Insurance

The Trust has acquired insurance coverage which provides for the scheduled payments of principal and interest on all bonds in its portfolio. Such insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Pursuant to an irrevocable commitment of Financial Guaranty Insurance Company, in the event of a sale of a bond from the portfolio, the Trustee has the right to obtain permanent insurance for such bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such bond. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $485.

The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.8% of the public offering price which is equivalent to approximately 5.042% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:


              Type of                                   Year ended July 31,
            distribution
                plan                                  1996      1995     1994

              Monthly                                $41.16    54.96    61.68
              Semi-annual                             41.69    55.54    62.25


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended July 31,

                                                    1996      1995      1994

Interest income                                    $33.89     56.90     63.33
Expenses                                            (2.21)    (2.88)    (2.93)
                                                  ___________________________
    Investment income - net                         31.68     54.02     60.40

Distributions to unit holders:
  Investment income - net                          (41.42)   (55.10)   (61.90)
  Principal from investment transactions          (636.38)   (74.58)   (34.83)

Net gain (loss) on investments                      (7.16)   (10.72)   (21.07)
                                                  ___________________________
    Total increase (decrease) in net assets       (653.28)   (86.38)   (57.40)

Net assets:
  Beginning of the year                            804.69    891.07    948.47
                                                  ___________________________

  End of the year                                 $151.41    804.69    891.07
                                                  ===========================

                      THE FIRST TRUST COMBINED SERIES 8
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MINNESOTA TRUST, SERIES 9

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ____________________
                             P R O S P E C T U S
                             ____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                      THE FIRST TRUST COMBINED SERIES 8
                          THE FIRST TRUST ADVANTAGE
                        NORTH CAROLINA TRUST, SERIES 3
                                 2,687 UNITS



PROSPECTUS
Part One
Dated November 26, 1996

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from North Carolina State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust Advantage, North Carolina Trust, Series 3 (the "Trust") is a fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of North Carolina, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from North Carolina State and local income taxes under existing law. At October 16, 1996, each Unit represented a 1/2,687 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 5.8% of the Public Offering Price (6.157% of the amount invested). At October 16, 1996, the Public Offering Price per Unit was $347.88 plus net interest accrued to date of settlement (three business days after such date) of $7.49 and $15.16 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.21% per annum on October 16, 1996, and 5.08% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.61% per annum on October 16, 1996, and 4.47% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                      THE FIRST TRUST COMBINED SERIES 8
                          THE FIRST TRUST ADVANTAGE
                        NORTH CAROLINA TRUST, SERIES 3
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1996
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                     Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                                $930,000
Number of Units                                                          2,687
Fractional Undivided Interest in the Trust per Unit                    1/2,687
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                           $880,537
  Aggregate Value of Bonds per Unit                                    $327.70
  Sales Charge 6.157% (5.80% of Public Offering Price)                  $20.18
  Public Offering Price per Unit                                       $347.88*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($20.18 less than the Public Offering Price per Unit)                $327.70*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $700,000

Date Trust Established                                        October 23, 1986
Mandatory Termination Date                                   December 31, 2035
Evaluator's Fee: $1,050 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                      THE FIRST TRUST COMBINED SERIES 8
                          THE FIRST TRUST ADVANTAGE
                        NORTH CAROLINA TRUST, SERIES 3
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1996
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $19.47    $19.47
  Less: Estimated Annual Expense                             $1.79     $1.33
  Estimated Net Annual Interest Income                      $17.68    $18.14
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $17.68    $18.14
  Divided by 12 and 2, Respectively                          $1.47     $9.07
Estimated Daily Rate of Net Interest Accrual                  $.0491    $.0504
Estimated Current Return Based on Public Offering Price       5.08%     5.21%
Estimated Long-Term Return Based on Public Offering Price     4.47%     4.61%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Combined Series 8, The First Trust Advantage,
North Carolina Trust, Series 3

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 8, The First Trust Advantage, North Carolina Trust, Series 3 as of July 31, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 8, The First Trust Advantage, North Carolina Trust, Series 3, at July 31, 1996, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 31, 1996

                      THE FIRST TRUST COMBINED SERIES 8
                          THE FIRST TRUST ADVANTAGE
                        NORTH CAROLINA TRUST, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1996


                                    ASSETS

Municipal bonds, at market value (cost $828,396) (Note 1)           $971,550
Accrued interest                                                      31,679
Receivable from investment transaction                               463,500
                                                                  __________
                                                                   1,466,729

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    2,000
  Cash overdraft                                                       1,272
                                                                  __________
                                                                       3,272
                                                                  __________

Net assets, applicable to 3,056 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                        $828,396
  Net unrealized appreciation (Note 2)                  143,154
  Distributable funds                                   491,907
                                                     __________

                                                                  $1,463,457
                                                                  ==========

Net asset value per unit                                             $478.88
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

                                      THE FIRST TRUST COMBINED SERIES 8
                                          THE FIRST TRUST ADVANTAGE
                                        NORTH CAROLINA TRUST, SERIES 3

                                     PORTFOLIO - See notes to portfolio.

                                                July 31, 1996


                                                    Coupon
                                                   interest      Date of     Redemption                Principal     Market
 Name of issuer and title of bond(h)                 rate        maturity  provisions(a)   Rating(b)     amount      value
                                                                                          (Unaudited)

New Hanover County, North Carolina,
  Industrial Facilities and Pollution Control
  Financing Authority, Revenue, Corning Glass                              1996 @ 100
  Works                                              6.50%     9/01/2008   2003 @ 100 S.F.    A2(c)     $480,000     480,508
North Carolina Eastern Municipal Power Agency,
  Power System Revenue, Refunding                    5.00(d)   1/01/2017   2015 @ 100 S.F.    BBB+       240,000     216,041
  Series 1986A (g)                                   4.00(e)   1/01/2018   2017 @ 100 S.F.    BBB+       270,000     201,673
North Carolina Municipal Power Agency Number 1,
  Catawba Electric Revenue, Series 1986 (g)          5.00(f)   1/01/2020   2019 @ 100 S.F.    AAA         85,000      73,328
                                                                                                      ______________________

                                                                                                      $1,075,000     971,550
                                                                                                      ======================


                      THE FIRST TRUST COMBINED SERIES 8
                          THE FIRST TRUST ADVANTAGE
                        NORTH CAROLINA TRUST, SERIES 3

                              NOTES TO PORTFOLIO

                                July 31, 1996


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year or, if currently redeemable, the redemption price at July 31, 1996. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 45% of the aggregate principal amount of the Bonds in the Trust are subject to call within five years.

(b) The ratings shown are those effective at July 31, 1996. All ratings are by Standard & Poor's Corporation unless otherwise indicated.

(c)   Rating by Moody's Investors Service, Inc.

(d) These Bonds were issued at an original issue discount on April 1, 1986 at a price of 68.983% of their original principal amount.

(e) These Bonds were issued at an original issue discount on April 1, 1986 at a price of 57.48% of their original principal amount.

(f) These Bonds were issued at an original issue discount on August 1, 1986 at a price of 70.514% of their original principal amount.

(g) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(h) The Trust consists of three obligations of issuers located in North Carolina. None of the Bonds in the Trust are general obligations of a governmental entity. All issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Electric, 2 and Industrial, 1. Approximately 55% and 45% of the aggregate principal amount of the Bonds consist of electric revenue bonds and industrial revenue bonds, respectively. Each of two Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 92%. The largest such issue represents approximately 47%.

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 8
                          THE FIRST TRUST ADVANTAGE
                        NORTH CAROLINA TRUST, SERIES 3

                           STATEMENTS OF OPERATIONS


                                                  Year ended July 31,

                                              1996        1995        1994

Interest income                             $130,291     183,050     194,706

Expenses:
  Trustee's fees and related expenses        (3,973)     (4,678)     (4,840)
  Evaluator's fees                           (1,050)     (1,050)     (1,050)
                                            ________________________________
    Investment income - net                  125,268     177,322     188,816

Net gain (loss) on investments:
  Net realized gain (loss)                  (19,780)    (12,151)     (2,791)
  Change in net unrealized appreciation
    or depreciation                            4,210    (44,707)    (78,687)
                                            ________________________________
                                            (15,570)    (56,858)    (81,478)
                                            ________________________________
Net increase in net assets resulting
  from operations                           $109,698     120,464     107,338
                                            ================================

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 8
                          THE FIRST TRUST ADVANTAGE
                        NORTH CAROLINA TRUST, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended July 31,

                                              1996        1995        1994

Net increase in net assets resulting
    from operations:
  Investment income - net                   $125,268     177,322     188,816
  Net realized gain (loss) on investments   (19,780)    (12,151)     (2,791)
  Change in net unrealized appreciation
    or depreciation on investments             4,210    (44,707)    (78,687)
                                          __________________________________
                                             109,698     120,464     107,338

Distributions to unit holders:
  Investment income - net                  (132,738)   (185,318)   (190,596)
  Principal from investment transactions   (692,206)   (439,867)    (10,843)
                                          __________________________________
                                           (824,944)   (625,185)   (201,439)

Unit redemptions (200, 49 and 57 in 1996,
    1995 and 1994, respectively):
  Principal portion                        (125,476)    (38,251)    (48,640)
  Net interest accrued                       (3,322)       (694)     (1,490)
                                          __________________________________
                                           (128,798)    (38,945)    (50,130)
                                          __________________________________
Total increase (decrease) in net assets    (844,044)   (543,666)   (144,231)

Net assets:
  At the beginning of the year             2,307,501   2,851,167   2,995,398
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $491,907, $40,756
    and $46,175 at July 31, 1996,
    1995 and 1994, respectively)          $1,463,457   2,307,501   2,851,167
                                          ==================================

Trust units outstanding at the end
  of the year                                  3,056       3,256       3,305

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 8
                          THE FIRST TRUST ADVANTAGE
                        NORTH CAROLINA TRUST, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, October 23, 1986. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $1,050 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1996 follows:

               Unrealized appreciation                             $143,154
               Unrealized depreciation                                    -
                                                                   ________

                                                                   $143,154
                                                                   ========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.8% of the public offering price which is equivalent to approximately 5.042% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended July 31,
            distribution
                plan                                  1996      1995     1994

             Monthly                                 $42.24     56.27    57.06
             Semi-annual                              42.82     56.76    57.61


Selected data for a unit of the Trust outstanding throughout each year -

                                                      Year ended July 31,

                                                    1996      1995      1994

Interest income                                    $41.29     55.63     58.22
Expenses                                            (1.59)    (1.74)    (1.76)
                                                  ___________________________
    Investment income - net                         39.70     53.89     56.46

Distributions to unit holders:
  Investment income - net                          (42.44)   (56.32)   (57.19)
  Principal from investment transactions          (222.11)  (134.29)    (3.23)

Net gain (loss) on investments                      (4.96)   (17.27)   (24.32)
                                                  ___________________________
    Total increase (decrease) in net assets       (229.81)  (153.99)   (28.28)

Net assets:
  Beginning of the year                            708.69    862.68    890.96
                                                  ___________________________

  End of the year                                 $478.88    708.69    862.68
                                                  ===========================

                      THE FIRST TRUST COMBINED SERIES 8
                          THE FIRST TRUST ADVANTAGE
                        NORTH CAROLINA TRUST, SERIES 3

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ____________________
                             P R O S P E C T U S
                             ____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.




         The First Trust (registered trademark) Combined Series

PROSPECTUS                                NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                          ONLY BE USED WITH PART ONE
Dated May 30, 1996                                            AND PART THREE

IN THE OPINION OF COUNSEL, INTEREST INCOME TO THE TRUSTS AND TO THE UNIT HOLDERS, WITH CERTAIN EXCEPTIONS, IS EXEMPT UNDER EXISTING LAW FROM ALL FEDERAL INCOME TAXES. IN ADDITION, THE INTEREST INCOME TO THE TRUSTS IS, IN THE OPINION OF SPECIAL COUNSEL, EXEMPT TO THE EXTENT INDICATED FROM STATE AND LOCAL TAXES WHEN HELD BY RESIDENTS OF THE STATE IN WHICH THE ISSUERS OF THE BONDS IN SUCH TRUSTS ARE LOCATED. CAPITAL GAINS, IF ANY, ARE SUBJECT TO TAX.

THE FIRST TRUST COMBINED SERIES (the "Fund") consists of underlying separate unit investment trusts (the "Trusts"). The various trusts are collectively referred to herein as the "Trusts" while all Trusts that are not designated as "The First Trust Advantage" are sometimes collectively referred to herein as the "Insured Trusts" and a Trust with the name designation of "The First Trust of Insured Municipal Bonds, Discount Trust" or "The First Trust Advantage: Discount Trust" is sometimes referred to herein as a "Discount Trust." Each Trust consists of a portfolio of interest-bearing obligations, issued by or on behalf of states and territories of the United States, and political subdivisions and authorities thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax. In addition, the interest income of each Trust is, in the opinion of Special Counsel, exempt to the extent indicated from state and local income taxes when held by residents of the state in which the issuers of the Bonds in such Trust are located. The securities in a Discount Trust are acquired at prices which result in a Discount Trust portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. All of the Bonds in an Intermediate Trust mature within 8 to 12 years of the Initial Date of Deposit. All of the Bonds in a Short Intermediate Trust mature within 3 to 6 years of the Initial Date of Deposit. All of the Bonds in a Long Intermediate Trust mature within 10 to 15 years of the Initial Date of Deposit. The portfolio for each Trust, essential information based thereon and financial statements, including a report of independent auditors relating to the series of the Fund offered hereby, are contained in Part One to which reference should be made for such information.

INSURANCE GUARANTEEING THE SCHEDULED PAYMENTS OF PRINCIPAL AND INTEREST ON ALL BONDS IN THE PORTFOLIO OF EACH INSURED TRUST HAS BEEN OBTAINED FROM FINANCIAL GUARANTY INSURANCE COMPANY AND/OR AMBAC INDEMNITY CORPORATION BY THE INSURED TRUSTS OR WAS DIRECTLY OBTAINED BY THE BOND ISSUER, THE UNDERWRITERS, THE SPONSOR OR OTHERS PRIOR TO THE INITIAL DATE OF DEPOSIT FROM FINANCIAL GUARANTY INSURANCE COMPANY, AMBAC INDEMNITY CORPORATION, OR OTHER INSURERS (THE "PREINSURED BONDS"). INSURANCE OBTAINED BY AN INSURED TRUST APPLIES ONLY WHILE BONDS ARE RETAINED IN SUCH TRUST, WHILE INSURANCE ON PREINSURED BONDS IS EFFECTIVE SO LONG AS SUCH BONDS ARE OUTSTANDING. PURSUANT TO AN IRREVOCABLE COMMITMENT OF FINANCIAL GUARANTY INSURANCE COMPANY, AND/OR AMBAC INDEMNITY CORPORATION IN THE EVENT OF A SALE OF A BOND INSURED UNDER AN INSURANCE POLICY OBTAINED BY AN INSURED TRUST, THE TRUSTEE HAS THE RIGHT TO OBTAIN PERMANENT INSURANCE FOR SUCH BOND UPON THE PAYMENT OF A SINGLE PREDETERMINED INSURANCE PREMIUM FROM THE PROCEEDS OF THE SALE OF SUCH BOND. THE INSURANCE, IN EITHER CASE, RELATES ONLY TO THE BONDS IN THE INSURED TRUSTS AND NOT TO THE UNITS OFFERED HEREBY. AS A RESULT OF SUCH INSURANCE, THE UNITS OF EACH INSURED TRUST HAVE RECEIVED A RATING OF "AAA" BY STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC. ("STANDARD & POOR'S"). SEE "WHY AND HOW ARE THE INSURED TRUSTS INSURED?" ON PAGE 12. NO REPRESENTATION IS MADE AS TO ANY INSURER'S ABILITY TO MEET ITS COMMITMENTS.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For convenience the Prospectus is divided into sections which give general information about the Fund and specific information such as the public offering price, distributions and tax status for each Trust.

The Objectives of the Fund are conservation of capital through investment in portfolios of tax-exempt bonds and income exempt from Federal and applicable state and local income taxes although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Federal Alternative Minimum Tax. ACCORDINGLY, CERTAIN ARKANSAS, IDAHO, KANSAS, MAINE, MISSISSIPPI AND NEBRASKA TRUSTS MAY BE APPROPRIATE ONLY FOR INVESTORS WHO ARE NOT SUBJECT TO THE ALTERNATIVE MINIMUM TAX. CERTAIN BONDS IN THE OKLAHOMA TRUSTS ARE SUBJECT TO OKLAHOMA STATE INCOME TAXES. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers, obligors and/or insurers to meet their respective obligations.

Distributions to Unit holders may be reinvested as described herein. See "How Can Distributions to Unit Holders be Reinvested?"

The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of each Trust. In the absence of such a market, a Unit holder will nonetheless be able to dispose of the Units through redemption at prices based upon the bid prices of the underlying Bonds. See "How May Units be Redeemed?" With respect to each Insured Trust, neither the bid nor offering prices of the underlying Bonds or of the Units, absent situations in which Bonds are in default in payment of principal or interest or in significant risk of such default, include value attributable to the portfolio insurance obtained by such Trust. See "Why and How are the Insured Trusts Insured?"

                     THE FIRST TRUST COMBINED SERIES

What is The First Trust Combined Series?

The First Trust Combined Series (the "Fund") is one of a series of investment companies created by the Sponsor under the name of The First Trust Combined Series, all of which are generally similar but each of which is separate and is designated by a different series number. This Series consists of underlying separate unit investment trusts (such Trusts being collectively referred to herein as the "Fund"). Each Series was created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, The Chase Manhattan Bank (National Association), as Trustee, Securities Evaluation Service, Inc., as Evaluator and First Trust Advisors L.P., as Portfolio Supervisor. Only Units of a National Trust may be offered for sale to residents of the State of Illinois. Only Units of an Indiana Trust and/or a National Trust may be offered for sale to residents of the State of Indiana. Only Units of a Virginia Trust and/or a National Trust may be offered for sale to residents of the State of Virginia. Only Units of a Washington Trust and/or a National Trust may be offered for sale to residents of Washington. On the Initial Date of Deposit, the Sponsor deposited with the Trustee interest-bearing obligations, including delivery statements relating to contracts for the purchase of certain such obligations and irrevocable letters of credit issued by a financial institution in the amounts required for such purchases (the "Bonds"). The Trustee thereafter credited the account of the Sponsor for Units of each Trust representing the entire ownership of the Fund which Units are being offered hereby.

The objectives of the Fund are Federal tax-exempt income and state and local tax-exempt income and conservation of capital through investment in portfolios of interest-bearing obligations issued by or on behalf of the state for which such Trust is named (collectively, the "State Trusts"), and counties, municipalities, authorities and political subdivisions thereof, the Commonwealth of Puerto Rico and other territories or municipalities of the United States, or authorities or political subdivisions thereof, the interest on which obligations is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income tax and, where applicable, state and local taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax and certain Bonds in the Oklahoma Trusts are subject to Oklahoma State Income Taxes. The current market value of certain of the obligations in a Discount Trust were significantly below face value when the obligations were acquired by such Trust. The prices at which the obligations are acquired result in a Discount Trust's portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. Insurance guaranteeing the scheduled payment of all principal and interest on Bonds in the Trusts with the name designation of "The First Trust of Insured Municipal Bonds," "The First Trust of Insured Municipal Bonds-Intermediate" or "The First Trust of Insured Municipal Bonds-Multi-State" (the "Insured Trusts") has been obtained by such Trusts from Financial Guaranty Insurance Company ("Financial Guaranty") and/or AMBAC Indemnity Corporation ("AMBAC Indemnity") or was obtained directly by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit from Financial Guaranty, AMBAC Indemnity, or other insurers (the "Preinsured Bonds"). NO PORTFOLIO INSURANCE POLICY HAS BEEN OBTAINED BY THE TRUSTS WITH THE NAME DESIGNATION OF "THE FIRST TRUST ADVANTAGE" (THE "ADVANTAGE TRUSTS"). The portfolio insurance obtained by the Insured Trusts is effective only while the Bonds thus insured are held in such Trusts, while insurance on Preinsured Bonds is effective so long as such Bonds are outstanding. See "Why and How are the Insured Trusts Insured?" THERE IS, OF COURSE, NO GUARANTEE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED. AN INVESTMENT IN THE FUND SHOULD BE MADE WITH AN UNDERSTANDING OF THE RISKS WHICH AN INVESTMENT IN FIXED RATE LONG-TERM DEBT OBLIGATIONS MAY ENTAIL, INCLUDING THE RISK THAT THE VALUE OF THE UNITS WILL DECLINE WITH INCREASES IN INTEREST RATES.

Neither the Public Offering Price of the Units of an Insured Trust nor any evaluation of such Units for purposes of repurchases or redemptions reflects any element of value for the insurance obtained by such Trust unless Bonds are in default in payment of principal or interest or in significant risk of such default. See "Public Offering-How is the Public Offering Price Determined?" On the other hand, the value of insurance obtained by the Bond issuer, the underwriters, the Sponsor or others is reflected and included in the market value of such Bonds.

Insurance obtained by an Insured Trust or by the Bond issuer, the underwriters, the Sponsor or others is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. If an issue is accepted for insurance, a noncancelable policy for the scheduled payment of interest and principal on the Bonds is issued by the insurer. A single premium is paid by the Bond issuer, the underwriters, the Sponsor or others for Preinsured Bonds and a monthly premium is paid by each Insured Trust for the insurance obtained by such Trust except for Bonds in such Trust which are insured by the Bond issuer, the underwriters, the Sponsor or others in which case no premiums for insurance are paid by such Trust. Upon the sale of a Bond insured under the insurance policy obtained by an Insured Trust, the Trustee has the right to obtain permanent insurance from Financial Guaranty and/or AMBAC Indemnity with respect to such Bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust of the Fund is eligible to be sold on an insured basis. Standard & Poor's and Moody's Investors Service, Inc. have rated the claims-paying ability of Financial Guaranty and AMBAC Indemnity "AAA" and "Aaa," respectively. See "Why and How are the Insured Trusts Insured?"

In selecting Bonds, the following facts, among others, were considered:
(i) the Standard & Poor's rating or Fitch Investors Service, Inc.'s rating of the Bonds was in no case less than "BBB" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A-" in the case of other Advantage Trusts, or the Moody's Investors Service, Inc. rating of the Bonds was in no case less than "Baa" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A" in the case of other Advantage Trusts, including provisional or conditional ratings, respectively, or, if not rated, the Bonds had, in the opinion of the Sponsor, credit characteristics sufficiently similar to the credit characteristics of interest-bearing tax-exempt obligations that were so rated as to be acceptable for acquisition by the Fund (see "Description of Bond Ratings"); (ii) the prices of the Bonds relative to other bonds of comparable quality and maturity; (iii) with respect to the Insured Trusts, the availability and cost of insurance of the principal and interest on the Bonds and (iv) the diversification of Bonds as to purpose of issue and location of issuer. Subsequent to the Initial Date of Deposit, a Bond may cease to be rated or its rating may be reduced below the minimum required as of the Initial Date of Deposit. Neither event requires elimination of such Bond from the portfolio, but may be considered in the Sponsor's determination as to whether or not to direct the Trustee to dispose of the Bond. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" The Portfolio appearing in Part One contains Bond ratings, when available, for the Bonds listed at the date shown.

Certain of the Bonds in the Trusts may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount bonds at the time they were purchased and deposited in the Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued comparable bonds increase, the market discount of previously issued bonds will become greater, and if such interest rates for newly issued comparable bonds decline, the market discount of previously issued bonds will be reduced, other things being equal. Investors should also note that the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium bonds and the prepayment benefit for lower yielding, discount bonds will be reduced. A discount bond held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds.

Certain of the Bonds in the Trusts may be original issue discount bonds. Under current law, the original issue discount, which is the difference between the stated redemption price at maturity and the issue price of the Bonds, is deemed to accrue on a daily basis and the accrued portion is treated as tax-exempt interest income for Federal income tax purposes. On sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain unless the gain is attributable to market discount in which case the accretion of market discount is taxable as ordinary income. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust. The current value of an original discount bond reflects the present value of its stated redemption price at maturity. The market value tends to increase in greater increments as the Bonds approach maturity.

Certain of the original issue discount bonds may be Zero Coupon Bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and money discount maturity payment bonds). Zero Coupon Bonds do not provide for the payment of any current interest and generally provide for payment at maturity at face value unless sooner sold or redeemed. Zero Coupon Bonds may be subject to more price volatility than conventional bonds. While some types of Zero Coupon Bonds, such as multipliers and capital appreciation bonds, define par as the initial offering price rather than the maturity value, they share the basic Zero Coupon bond features of (1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. While Zero Coupon Bonds are frequently marketed on the basis that their fixed rate of return minimizes reinvestment risk, this benefit can be negated in large part by weak call protection, i.e., a bond's provision for redemption at only a modest premium over the accreted value of the bond.

Certain of the Bonds in the Trusts may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased and deposited in the Trusts were higher than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued and otherwise comparable bonds decrease, the market premium of previously issued bonds will be increased, and if such interest rates for newly issued comparable bonds increase, the market premium of previously issued bonds will be reduced, other things being equal. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Bonds have an offering side valuation which represents a premium over par or for original issue discount Bonds a premium over the accreted value. To the extent that the Bonds were deposited in the Fund at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared to the original Public Offering Price of the Units. Because premium bonds generally pay a higher rate of interest than bonds priced at or below par, the effect of the redemption of premium bonds would be to reduce Estimated Net Annual Unit Income by a greater percentage than the par amount of such bonds bears to the total par amount of Bonds in the Trust. Although the actual impact of any such redemptions that may occur will depend upon the specific Bonds that are redeemed, it can be anticipated that the Estimated Net Annual Unit Income will be significantly reduced after the dates on which such Bonds are eligible for redemption. The Trust may be required to sell Zero Coupon Bonds prior to maturity (at their current market price which is likely to be less than their par value) in the event that all the Bonds in the portfolio other than the Zero Coupon Bonds are called or redeemed in order to pay expenses of the Trust or in case the Trust is terminated. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" and "Other Information-How May the Indenture be Amended or Terminated?" See the "Portfolio" appearing in Part One for each Trust for the earliest scheduled call date and the initial redemption price for each Bond or, for the Bonds that are currently redeemable, the next scheduled call date and the current redemption price.

Certain of the Bonds in the Trusts may be general obligations of a governmental entity that are backed by the taxing power of such entity. All other Bonds in the Trusts are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different Bonds in the Fund, both within a particular classification and between classifications, depending on numerous factors.

Certain of the Bonds in the Trusts may be health care revenue bonds. Ratings of bonds issued for health care facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

Certain of the Bonds in the Trusts may be single family mortgage revenue bonds, which are issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these Bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such Bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such Bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the Bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenue bonds. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980 were issued under Section 103A of the Internal Revenue Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such Bonds in order for the interest on such Bonds to retain its tax-exempt status. In each case, the issuer of the Bonds has covenanted to comply with applicable ongoing requirements and bond counsel to such issuer has issued an opinion that the interest on the Bonds is exempt from Federal income tax under existing laws and regulations. There can be no assurances that the ongoing requirements will be met. The failure to meet these requirements could cause the interest on the Bonds to become taxable, possibly retroactively from the date of issuance.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects, including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under Federal and state programs. Like single family mortgage revenue bonds, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events. Certain issuers of single or multi-family housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds. In one situation the New York City Housing Development Corporation, in reliance on its interpretation of certain language in the indenture under which one of its bond issues was created, redeemed all of such issue at par in spite of the fact that such indenture provided that the first optional redemption was to include a premium over par and could not occur prior to 1992. In connection with the housing Bonds held by a Trust, the Sponsor has not had any direct communications with any of the issuers thereof, but at the date hereof it is not aware that any of the respective issuers of such Bonds are actively considering the redemption of such Bonds prior to their respective stated initial call dates. However, there can be no assurance that an issuer of a Bond in a Trust will not attempt to so redeem a Bond in a Trust.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances. All of such issuers have been experiencing certain of these problems in varying degrees.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved asset base. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such Bonds to make payments of principal and/or interest on such Bonds.

Certain of the Bonds in the Trusts may be lease obligations issued for the most part by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the governmental authorities are financing vehicles created solely for the construction of buildings (schools, administrative offices, convention centers and prisons, for example) or the purchase of equipment (police cars and computer systems, for example) that will be used by a state or local government (the "lessee"). Thus, these obligations are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the obligations. Lease obligations are subject, in almost all cases, to the annual appropriation risk, i.e., the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These obligations are also subject to construction and abatement risk in many states-rental obligations cease in the event that delays in building, damage, destruction or condemnation of the project prevents its use by the lessee. In these cases, insurance provisions designed to alleviate this risk become important credit factors. In the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the re-letting or sale of the project. Some of these issues, particularly those for equipment purchases, contain the so-called "substitution safeguard," which bars the lessee government, in the event it defaults on its rental payments, from the purchase or use of similar equipment for a certain period of time. This safeguard is designed to insure that the lessee government will appropriate, even though it is not legally obligated to do so, but the legality of the safeguard remains untested in most, if not all, states.

Certain of the Bonds in the Trusts may be industrial revenue bonds ("IRBs"), including pollution control revenue bonds, which are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the IRBs to the extent that funds are available from the unexpended proceeds of the IRBs or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments to the issuer are designed to be sufficient to meet the payments of amounts due on the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from a complete restructuring pursuant to a leveraged buy-out, takeover or otherwise. Such a restructuring may result in the operator of a project becoming highly leveraged which may impact on such operator's creditworthiness, which in turn would have an adverse impact on the rating and/or market value of such Bonds. Further, the possibility of such a restructuring may have an adverse impact on the market for and consequently the value of such Bonds, even though no actual takeover or other action is ever contemplated or affected. The IRBs in a Trust may be subject to special or extraordinary redemption provisions which may provide for redemption at par or, with respect to original issue discount bonds, at issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, a premium. The Sponsor cannot predict the causes or likelihood of the redemption of IRBs or other Bonds in the Trusts prior to the stated maturity of such Bonds.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The Sponsor cannot predict what effect these industry conditions may have on airport revenues which are dependent for payment on the financial condition of the airlines and their usage of the particular airport facility. Similarly, payment on Bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Certain of the Bonds in the Trusts may be obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds in the Trusts. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers. All of such issuers have been experiencing certain of these problems in varying degrees.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform; or, impose unreasonable burdens or excessive liabilities. The Sponsor cannot predict the causes or likelihood of the redemption of resource recovery bonds in the Trusts prior to the stated maturity of the Bonds.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S. policies and programs that are being reviewed and may be eliminated

The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar) and tourism. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Since World War II the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rico sugar production. The level of tourism is affected by various factors including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section 936 of the Internal Revenue Code provides for a credit against Federal income taxes for U.S. companies operating on the island if certain requirements are met. The Omnibus Budget Reconciliation Act of 1993 imposes limits on such credit, effective for tax years beginning after 1993. In addition, from time to time proposals are introduced in Congress which, if enacted into law, would eliminate some or all of the benefits of Section 936. Although no assessment can be made at this time of the precise effect of such limitation, it is expected that the limitation of Section 936 credits would have a negative impact on Puerto Rico's economy.

Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, and current Federal budgetary policies suggest that an expansion of aid to Puerto Rico is unlikely. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

In a plebiscite held in November 1993, the Puerto Rican electorate chose to continue Puerto Rico's Commonwealth status. Previously proposed legislation, which was not enacted, would have preserved the federal tax exempt status of the outstanding debts of Puerto Rico and its public corporations regardless of the outcome of the referendum, to the extent that similar obligations issued by the states are so treated and subject to the provisions of the Internal Revenue Code currently in effect. There can be no assurance that any pending or future legislation finally enacted will include the same or a similar protection against loss of tax exemption. The November 1993 plebiscite can be expected to have both direct and indirect consequences on such matters as the basic characteristics of future Puerto Rico debt obligations, the markets for these obligations, and the types, levels and quality of revenue sources pledged for the payment of existing and future debt obligations. Such possible consequences include, without limitation, legislative proposals seeking restoration of the status of Section 936 benefits otherwise subject to the limitations discussed above. However, no assessment can be made at this time of the economic and other effects of a change in federal laws affecting Puerto Rico as a result of the November 1993 plebiscite.

Interest on certain of the Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be an item of tax preference for purposes of the Alternative Minimum Tax ("AMT"). The investment by non-AMT individual taxpayers in AMT municipal bonds generally results in a higher yield to such bondholders than non-AMT municipal bonds. Since a portion of the interest from certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts is an AMT preference item, certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts may be more appropriate for investors who are not subject to AMT.

Investors should be aware that many of the Bonds in the Trusts are subject to continuing requirements such as the actual use of Bond proceeds or manner of operation of the project financed from Bond proceeds that may affect the exemption of interest on such Bonds from Federal income taxation. Although at the time of issuance of each of the Bonds in the Trusts an opinion of bond counsel was rendered as to the exemption of interest on such obligations from Federal income taxation, there can be no assurance that the respective issuers or other obligors on such obligations will fulfill the various continuing requirements established upon issuance of the Bonds. A failure to comply with such requirements may cause a determination that interest on such obligations is subject to Federal income taxation, perhaps even retroactively from the date of issuance of such Bonds, thereby reducing the value of the Bonds and subjecting Unit holders to unanticipated tax liabilities.

Because certain of the Bonds may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. Certain of the Bonds contained in the Trusts may be subject to being called or redeemed in whole or in part prior to their stated maturities pursuant to optional redemption provisions and sinking fund provisions described in the section in Part One for each Trust entitled "Portfolio" or pursuant to special or extraordinary redemption provisions. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par or, in the case of a zero coupon bond, at the accreted value from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par (or for original issue discount bonds at issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium) of all or a portion of an issue upon the occurrence of certain circumstances. Generally, events that may permit the extraordinary optional redemption of Bonds or may require mandatory redemption of Bonds include, among others: a final determination that the interest on the Bonds is taxable; the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the Bonds were used; an exercise by a local, state or Federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the Bonds were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project, for which the proceeds of the Bonds were used, uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the Bonds were made available to finance the project impossible or which creates unreasonable burdens or which imposes excessive liabilities, such as taxes, not imposed on the date the Bonds are issued on the issuer of the Bonds or the user of the proceeds of the Bonds; an administrative or judicial decree which requires the cessation of a substantial part of the operations of the project financed with the proceeds of the Bonds; an overestimate of the costs of the project to be financed with the proceeds of the Bonds resulting in excess proceeds of the Bonds which may be applied to redeem Bonds; or an underestimate of a source of funds securing the Bonds resulting in excess funds which may be applied to redeem Bonds. See also the discussion of single family mortgage and multi-family mortgage revenue bonds above for more information on the call provisions of such bonds. The exercise of redemption or call provisions will (except to the extent the proceeds of the called Bonds are used to pay for Unit redemptions) result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions; it may also affect the long-term return and the current return on Units of each Trust. Redemption pursuant to call provisions is more likely to occur, and redemption pursuant to sinking fund provisions may occur, when the Bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value. Unit holders may recognize capital gain or loss upon any redemption or call.

To the best knowledge of the Sponsor, there is no litigation pending as of the date hereof in respect of any Bonds which might reasonably be expected to have a material adverse effect upon the Trusts. At any time after the date hereof, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as for example suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. While the outcome of litigation of such nature can never be entirely predicted, the Fund has received opinions of bond counsel to the issuing authority of each Bond on the date of issuance to the effect that such Bonds have been validly issued and that the interest thereon is exempt from Federal income taxes and state and local taxes. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to the Bonds.

To the extent that any Units of a Trust are redeemed by the Trustee, the fractional undivided interest in such Trust represented by each unredeemed Unit will increase, although the actual interest in such Trust represented by such fraction will remain substantially unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit holder, which may include the Sponsor, or until the termination of the Trust Agreement.

What are Estimated Long-Term Return and Estimated Current Return?

At the date of this Prospectus, the Estimated Current Return and the Estimated Long-Term Return, under the monthly, quarterly (if applicable) and semi-annual (if applicable) distribution plans, are as set forth in Part One attached hereto for each Trust. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Any change in either the Estimated Net Annual Interest Income per Unit or the Public Offering Price will result in a change in the Estimated Current Return. For each Trust, the Public Offering Price will vary in accordance with fluctuations in the prices of the underlying Bonds and the Net Annual Interest Income per Unit will change as Bonds are redeemed, paid, sold or exchanged in certain refundings or as the expenses of each Trust change. Therefore, there is no assurance that the Estimated Current Return indicated in Part One for each Trust will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; (2) takes into account the expenses and sales charge associated with each Unit of a Trust; and (3) takes into effect the tax-adjusted yield from potential capital gains at the Initial Date of Deposit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the Estimated Long-Term Return indicated in Part One for each Trust will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. Neither rate reflects the true return to Unit holders, which is lower, because neither includes the effect of certain delays in distributions to Unit holders.

Record Dates for the distribution of interest under the semi-annual distribution plan (if applicable) are the fifteenth day of June and December, and the Distribution Dates are as set forth in Part One. It is anticipated that an amount equal to approximately one-half of the amount of net annual interest income per Unit will be distributed on or shortly after each Distribution Date to Unit holders of record on the preceding Record Date. See Part One for each Trust.

Record Dates for monthly distributions are the fifteenth day of each month. Record Dates for quarterly distributions (if applicable) are the fifteenth day of March, June, September and December. The Distribution Dates for distributions of interest under the monthly and quarterly distribution plans are as indicated in Part One. All Unit holders will receive the first distribution of interest regardless of the plan of distribution chosen and all Unit holders will receive such distributions, if any, from the Principal Account as are made as of the Record Dates for monthly distributions. See Part One for each Trust.

How are Purchased Interest and Accrued Interest Treated?

Purchased Interest. For The First Trust Combined Series 198-208, each Trust contains an amount of Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Bonds from the later of the last payment date on the Bonds or the date of issuance thereof through the First Settlement Date and is included in the calculation of the Public Offering Price. Purchased Interest will be distributed to Unit holders as Units are redeemed or Securities are sold, mature or are called. See "Summary of Essential Information" appearing in Part One for each Trust for the amount of Purchased Interest per Unit for each Trust. Purchased Interest is an element of the determination of the price Unit holders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.

Accrued Interest. Accrued interest is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Bonds generally is paid semi-annually, although each Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unit holders will receive on the next distribution date of the Trust the amount, if any, of accrued interest paid on their Units.

For The First Trust Combined Series 1-197, except through an advancement of its own funds, the Trustee has no cash for distribution to Unit holders until it receives interest payments on the Bonds in a Trust. The Trustee will recover its advancements without interest or other costs to such Trust from interest received on the Bonds in the Trust. When these advancements have been recovered, regular distributions of interest to Unit holders will commence. See "Rights of Unit Holders-How are Interest and Principal Distributed?" Interest account balances are established with generally positive cash balances so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with interest distributions.

For The First Trust Combined Series 198-208, in an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unit holders, the Trustee may advance a portion of the accrued interest to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than the Purchased Interest already included therein), less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

For The First Trust Combined Series 209 and subsequent Series, in an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

Because of the varying interest payment dates of the Bonds, accrued interest at any point in time will be greater than the amount of interest actually received by a Trust and distributed to Unit holders. If a Unit holder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the Purchased Interest (if any) and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds (including Purchased Interest, if any) held in the Interest Account for distributions to Unit holders and since such Account is non-interest-bearing to Unit holders, the Trustee benefits thereby.

Why and How are the Insured Trusts Insured?

THE FOLLOWING DISCUSSION IS APPLICABLE ONLY TO THE INSURED TRUSTS. THE BONDS IN THE PORTFOLIO OF AN ADVANTAGE TRUST ARE NOT INSURED BY
INSURANCE OBTAINED BY THE FUND.

All Bonds in the portfolio of an Insured Trust are insured as to the scheduled payment of interest and principal by policies obtained by each Insured Trust from Financial Guaranty Insurance Company ("Financial Guaranty" or "FGIC"), a New York stock insurance company, or AMBAC Indemnity Corporation ("AMBAC Indemnity" or "AMBAC"), a Wisconsin-domiciled stock insurance company, or obtained by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit directly from Financial Guaranty, AMBAC Indemnity or other insurers (the "Preinsured Bonds"). The insurance policy obtained by each Insured Trust is noncancellable and will continue in force for such Trust so long as such Trust is in existence and the Bonds described in the policy continue to be held by the Trust (see Part One for each Insured Trust).

Nonpayment of premiums on the policy obtained by each Insured Trust will not result in the cancellation of insurance, but will permit Financial Guaranty and/or AMBAC Indemnity to take action against the Trustee to recover premium payments due it. Premium rates for each issue of Bonds protected by the policy obtained by each Insured Trust are fixed for the life of such Trust. The premium for any Preinsured Bonds has been paid in advance by the Bond issuer, the underwriters, the Sponsor or others and any such policy or policies are noncancellable and will continue in force so long as the Bonds so insured are outstanding and the insurer and/or insurers thereof remain in business. If the provider of an original issuance insurance policy is unable to meet its obligations under such policy, or if the rating assigned to the claims-paying ability of such insurer deteriorates, Financial Guaranty and/or AMBAC Indemnity has no obligation to insure any issue adversely affected by either of the above described events. A monthly premium is paid by each Insured Trust for the insurance obtained by such Trust, which is payable from the interest income received by such Trust. In the case of Preinsured Bonds, beginning with Series 25 and subsequent Series, no premiums for insurance are paid by the Insured Trust.

Financial Guaranty Insurance Company ("Financial Guaranty" or "FGIC"). Under the provisions of the aforementioned portfolio insurance issued by Financial Guaranty, Financial Guaranty unconditionally and irrevocably agrees to pay to Citibank, N.A., or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Bonds covered by the policy which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest, except that when the interest on a Bond shall have been determined, as provided in the underlying documentation relating to such Bond, to be subject to Federal income taxation, "due for payment" also means, when referring to the principal of such Bond, the date on which such Bond has been called for mandatory redemption as a result of such determination of taxability, and when referring to interest on such Bond, the accrued interest at the rate provided in such documentation to the date on which such Bond has been called for such mandatory redemption, together with any applicable redemption premium. The term "due for payment" will not include, when referring to the principal of the Bond or the interest on a Bond, any acceleration of payment, unless such acceleration is at the sole option of Financial Guaranty.

Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment shall thereupon vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Bond, appurtenant coupon or right to payment of principal or interest on such Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment thereof.

Pursuant to an irrevocable commitment of Financial Guaranty, the Trustee, upon the sale of a Bond covered under a policy obtained by an Insured Trust has the right to obtain permanent insurance with respect to such Bond (i.e., insurance to maturity of the Bonds regardless of the identity of the holder thereof) (the "Permanent Insurance") upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust is eligible to be sold on an insured basis. It is expected that the Trustee will exercise the right to obtain Permanent Insurance only if upon such exercise the Insured Trust would receive net proceeds (sale of Bond proceeds less the insurance premium attributable to the Permanent Insurance ) from such sale in excess of the sale proceeds if such Bonds were sold on an uninsured basis. The insurance premium with respect to each Bond eligible for Permanent Insurance is determined based upon the insurability of each Bond as of the Initial Date of Deposit and will not be increased or decreased for any change in the creditworthiness of such Bond.

Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation ("Corporation"), a Delaware holding company. The Corporation is a wholly owned subsidiary of General Electric Capital Corporation ("GECC"). Neither the Corporation nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of December 31, 1995, the total capital and surplus of Financial Guaranty was approximately $1,000,520,000. Copies of Financial Guaranty's financial statements, prepared on the basis of statutory accounting principles, and the Corporation's financial statements, prepared on the basis of generally accepted accounting principles, may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number is (212) 312-3000) or to the New York State Insurance Department at 160 West Broadway, 18th Floor, New York, New York 10013, Attention: Properties Companies Bureau (telephone number is
(212) 621-0389).

In addition, Financial Guaranty is currently authorized to write insurance in all fifty states and in the District of Columbia.
The information relating to Financial Guaranty contained above has been furnished by such corporation. The financial information contained herein with respect to such corporation is unaudited but appears in reports or other materials filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof.

AMBAC Indemnity Corporation ("AMBAC Indemnity"). The Insurance Policy of AMBAC Indemnity obtained by an Insured Trust is noncancellable and will continue in force for so long as the Bonds described in the Insurance Policy are held by an Insured Trust. A monthly premium is paid by an Insured Trust for the Insurance Policy obtained by it. The Trustee will pay, when due, successively, the full amount of each installment of the insurance premium. Pursuant to a binding agreement with AMBAC Indemnity, in the event of a sale of a Bond covered by the AMBAC Indemnity Insurance Policy, the Trustee has the right to obtain permanent insurance for such Bond upon payment of a single predetermined premium from the proceeds of the sale of such Bond.

Under the terms of the Insurance Policy, AMBAC Indemnity agrees to pay to the Trustee that portion of the principal of and interest on the Bonds insured by AMBAC Indemnity which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond so insured, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest.

AMBAC Indemnity will make payment to the Trustee not later than thirty days after notice from the Trustee is received by AMBAC Indemnity that a nonpayment of principal or of interest on a Bond has occurred, but not earlier than the date on which the Bonds are due for payment. AMBAC Indemnity will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer in exchange for delivery of Bonds, not less in face amount than the amount of the payment in bearer form, free and clear of all liens and encumbrances and uncancelled. In cases where Bonds are issuable only in a form whereby principal is payable to registered holders or their assigns, AMBAC Indemnity shall pay principal only upon presentation and surrender of the unpaid Bonds uncancelled and free of any adverse claim, together with an instrument of assignment in satisfactory form, so as to permit ownership of such Bonds to be registered in the name of AMBAC Indemnity or its nominee. In cases where Bonds are issuable only in a form whereby interest is payable to registered holders or their assigns, AMBAC Indemnity shall pay interest only upon presentation of proof that the claimant is the person entitled to the payment of interest on the Bonds and delivery of an instrument of assignment, in satisfactory form, transferring to AMBAC Indemnity all right under such Bonds to receive the interest in respect of which the insurance payment was made.

AMBAC Indemnity is a Wisconsin-domiciled stock insurance company, regulated by the Office of the Commissioner of Insurance of the State of Wisconsin, and licensed to do business in fifty states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,145,000,000 (unaudited) and statutory capital of approximately $782,000,000 (unaudited) as of December 31, 1994. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held company. Moody's Investors Service, Inc. and Standard & Poor's have both assigned a triple-A claims-paying ability rating to AMBAC Indemnity.

Copies of AMBAC Indemnity's financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York 10004 and (212) 668-0340.

The information relating to AMBAC Indemnity contained above has been furnished by AMBAC Indemnity. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information, subsequent to the date hereof.

In determining whether to insure bonds, Financial Guaranty and AMBAC Indemnity have applied their own standards which are not necessarily the same as the criteria used in regard to the selection of bonds by the Sponsor. This decision is made prior to the Initial Date of Deposit, as bonds not covered by such insurance are not deposited in an Insured Trust, unless such bonds are Preinsured Bonds. The insurance obtained by an Insured Trust covers Bonds deposited in such Trust and physically delivered to the Trustee in the case of bearer bonds or registered in the name of the Trustee or its nominee or delivered along with an assignment in the case of registered bonds or registered in the name of the Trustee or its nominee in the case of Bonds held in book-entry form. Contracts to purchase Bonds are not covered by the insurance obtained by an Insured Trust although Bonds underlying such contracts are covered by insurance upon physical delivery to the Trustee.

Insurance obtained by each Insured Trust or by the Bond issuer, the underwriters, the Sponsor or others does not guarantee the market value of the Bonds or the value of the Units of such Trust. The insurance obtained by an Insured Trust is effective only as to Bonds owned by and held in such Trust. In the event of a sale of any such Bond by the Trustee, the insurance terminates as to such Bond on the date of sale. In the event of a sale of a Bond insured by an Insured Trust, the Trustee has the right to obtain Permanent Insurance upon the payment of an insurance premium from the proceeds of the sale of such Bond. Except as indicated below, insurance obtained by an Insured Trust has no effect on the price or redemption value of Units. It is the present intention of the Evaluator to attribute a value to such insurance obtained by an Insured Trust (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units only if the Bonds covered by such insurance are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default. The value of the insurance will be equal to the difference between (i) the market value of a Bond which is in default in payment of principal or interest or in significant risk of such default assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Bonds not covered by Permanent Insurance. See "Public Offering-How is the Public Offering Price Determined?" herein for a more complete description of the Evaluator's method of valuing defaulted Bonds and Bonds which have a significant risk of default. Insurance on a Preinsured Bond is effective as long as such Bond is outstanding. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds thus insured, but the exact effect, if any, of this insurance on such market value cannot be predicted.

A contract of insurance obtained by an Insured Trust and the negotiations in respect thereof represent the only relationship between Financial Guaranty and/or AMBAC Indemnity and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof, nor AMBAC Indemnity nor its parent, AMBAC, Inc., or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Sponsor, except that the Sponsor has in the past and may from time to time in the future, in the normal course of its business, participate as sole underwriter or as manager or as a member of underwriting syndicates in the distribution of new issues of municipal bonds in which the investors or the affiliates of FGIC Corporation and/or AMBAC Inc. have or will be participants or for which a policy of insurance guaranteeing the scheduled payment of interest and principal has been obtained from Financial Guaranty and/or AMBAC Indemnity. Neither the Fund nor the Units of a Trust nor the portfolio of such Trust is insured directly or indirectly by FGIC Corporation and/or AMBAC Inc.

Municipal Bond Investors Assurance Corporation. Municipal Bond Investors Assurance Corporation ("MBIA Corporation" or "MBIA") is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA Corporation. MBIA Corporation is a limited liability corporation rather than a several liability association. MBIA Corporation is domiciled in the State of New York and licensed to do business in all fifty states, the District of Columbia and the Commonwealth of Puerto Rico.

As of September 30, 1995 MBIA had admitted assets of $3.7 billion (audited), total liabilities of $2.5 billion (audited), and total capital and surplus of $1.2 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 30, 1994, MBIA had admitted assets of $3.4 billion (audited), total liabilities of $2.3 billion (audited), and total capital and surplus of $1.1 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA Corporation is 113 King Street, Armonk, New York 10504.

Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company (BIG), now know as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

Moody's Investors Service, Inc. rates all bond issues insured by MBIA "Aaa" and short-term loans "MIG 1," both designated to be of the highest quality. Standard & Poor's rates all new issues insured by MBIA "AAA."

Capital Guaranty Insurance Company. Capital Guaranty Insurance Company ("Capital Guaranty") is a "Aaa/AAA" rated monoline stock insurance company incorporated in the State of Maryland, and is a wholly owned subsidiary of Capital Guaranty Corporation, a Maryland insurance holding company. Capital Guaranty Corporation is a publicly owned company whose shares are traded on the New York Stock Exchange.

Capital Guaranty is authorized to provide insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, Guam and the U.S. Virgin Islands. Capital Guaranty focuses on insuring municipal securities, and its policies guaranty the timely payment of principal and interest when due for payment on new issue and secondary market issue municipal bond transactions. Capital Guaranty's claims-paying ability is rated "Triple-A" by both Moody's Investors Service, Inc. and Standard & Poor's.

As of September 30, 1995, Capital Guaranty had more than $19.0 billion in net exposure outstanding (excluding defeased issues). The total statutory policyholders' surplus and contingency reserve of Capital Guaranty was $204,642,000 (audited) and the total admitted assets were $326,802,226 (audited) as reported to the Insurance Department of the State of Maryland as of September 30, 1995. The address of Capital Guaranty's headquarters and its telephone number are Steuart Tower, 22nd Floor, One Market Plaza, San Francisco, CA 94105-1413 and (415) 995-8000.

CapMAC. CapMAC is a New York-domiciled monoline stock insurance company which engages only in the business of financial guarantee and surety insurance. CapMAC is licensed in 50 states in addition to the District of Columbia, the Commonwealth of Puerto Rico and the territory of Guam. CapMAC insures structured asset-backed, corporate and other financial obligations in the domestic and foreign capital markets. CapMAC may also provide financial guarantee reinsurance for structured asset-backed, corporate and municipal obligations written by other major insurance companies.

CapMAC's claims-paying ability is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by Standard & Poor's, "AAA" by Duff & Phelps Credit Rating Co. and "AAA" by Nippon Investors Service Inc. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

CapMAC is wholly-owned by CapMAC Holdings Inc. ("Holdings"), a company that is owned by a group of institutional and other investors, including

CapMAC's management and employees. Neither Holdings nor any of its stockholders is obligated to pay any claims under any surety bond issued by CapMAC or any debts of CapMAC or to make additional capital contributions.

CapMAC is regulated by the Superintendent of Insurance of the State of New York. In addition, CapMAC is subject to regulation by the insurance departments of the other jurisdictions in which it is licensed. Such insurance laws regulate, among other things, the amount of net exposure per risk that CapMAC may retain, capital transfers, dividends, investment of assets, changes in control, transactions with affiliates and consolidations, and acquisitions. CapMAC is subject to periodic regulatory examinations by the same regulatory authorities.

CapMAC's obligations under the Policy may be reinsured. Such reinsurance does not relieve CapMAC of any of its obligations under the Policy.

   THE POLICY IS NOT COVERED BY THE PROPERTY/CASUALTY INSURANCE SECURITY FUND SPECIFIED IN ARTICLE 76 OF THE NEW YORK INSURANCE LAW.

In connection with the Sale, Holdings and CapMAC entered into an Ownership Policy Agreement (the "Ownership Policy Agreement"), which sets forth Holdings' intent with respect to its ownership and control of CapMAC and provides for certain policies and agreements with respect to Holdings' exercise of its control of CapMAC. In the Ownership Policy Agreement, Holdings has agreed that, during the term of the Ownership Policy Agreement, it will not and will not permit any stockholder of Holdings to enter into any transaction the result of which would be a change of control (as defined in the Ownership Policy Agreement) of CapMAC, unless the long-term debt obligations or claims-paying ability of the person which would control CapMAC after such transaction or its direct or indirect parent are rated in a high investment grade category, unless Holdings or CapMAC has confirmed that CapMAC's claims-paying ability rating by Moody's (the "Rating") in effect immediately prior to any such change of control will not be downgraded by Moody's upon such change of control or unless such change of control occurs as a result of a public offering of Holdings' capital stock.

In addition, the Ownership Policy Agreement includes agreements (i) not to change the "zero-loss" underwriting standards or policies and procedures of CapMAC in a manner that would materially and adversely affect the risk profile of CapMAC's book of business, (ii) that CapMAC will adhere to the aggregate leverage limitations and maintain capitalization levels considered by Moody's from time to time as consistent with maintaining CapMAC's Rating and (iii) that until CapMAC's statutory capital surplus and contingency reserve ("qualified statutory capital") equal $250 million, CapMAC will maintain a specified amount of qualified statutory capital in excess of the amount of qualified statutory capital that CapMAC is required at such time to maintain under the aggregate leverage limitations set forth in Article 69 of the New York Insurance Law.

The Ownership Policy Agreement will terminate on the earlier of the date on which a change of control of CapMAC occurs and the date on which CapMAC and Holdings agree in writing to terminate the Ownership Policy Agreement; provided that, CapMAC or Holdings has confirmed that CapMAC's Rating in effect immediately prior to any such termination will not be downgraded upon such termination.

As of December 31, 1994 and 1993, CapMAC had statutory capital (which consists of policyholders' surplus and contingency reserve) of approximately $170 million and $168 million, respectively, and had not incurred any debt obligations. Article 69 of the New York State
Insurance Law requires that CapMAC establishes and maintains the contingency reserve.

Copies of CapMAC's financial statements prepared in accordance with statutory accounting standards, which differ from generally accepted accounting principles, and filed with the Insurance Department of the State of New York are available upon request. CapMAC is located at 885 Third Avenue, New York, New York 10022, and its telephone number is
(212) 755-1155.

Financial Security Assurance. Financial Security Assurance ("Financial Security") is a monoline insurance company incorporated on March 16, 1984 under the laws of the State of New York. The operations of Financial Security commenced on July 25, 1985, and Financial Security received its New York State insurance license on September 23, 1985. Financial Security and its two wholly owned subsidiaries are licensed to engage in financial guaranty insurance business in 49 states, the District of Columbia and Puerto Rico.

Financial Security and its subsidiaries are engaged exclusively in the business of writing financial guaranty insurance, principally in respect of asset-backed and other collateralized securities offered in domestic and foreign markets. Financial Security and its subsidiaries also write financial guaranty insurance in respect of municipal and other obligations and reinsure financial guaranty insurance policies written by other leading insurance companies. In general, financial guaranty insurance consists of the issuance of a guaranty of scheduled payments of an issuer's securities, thereby enhancing the credit rating of those securities, in consideration for payment of a premium to the insurer.

Financial Security is approximately 91.6% owned by US West, Inc. and 8.4% owned by The Tokio Marine and Fire Insurance Co., Ltd. ("Tokio Marine"). Neither U.S. West, Inc. nor Tokio Marine is obligated to pay any debts of or the claims against Financial Security. As of March 31, 1993, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $479,110,000 (unaudited) and $220,078,000 (unaudited), and the total shareholders' equity and the unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $628,119,000 (unaudited), and $202,493,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York, 10022, Attention Communications Department. Financial Security's telephone number is (212) 826-0100.

Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written by Financial Security of either of its subsidiaries are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with unaffiliated reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized by Financial Security as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy.

Financial Security's claims-paying ability is rated "Aaa" by Moody's Investors Service, Inc. and "AAA" by Standard & Poor's, Nippon Investors Service Inc., Duff & Phelps Inc. and Australian Ratings Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

Connie Lee Insurance Company. Connie Lee Insurance Company ("Connie Lee"), 2445 M Street, N.W., Washington D.C. 20037, is a stock insurance company incorporated in Wisconsin and a wholly-owned subsidiary of College Construction Loan Insurance Association ("CCLIA"), a District of Columbia insurance holding company. As of September 30, 1994, the total policyholders' surplus of Connie Lee was approximately $106,000,000 (unaudited) and total admitted assets was approximately $193,000,000 (unaudited), as reported to the Commissioner of Insurance of the State of Wisconsin.

Because the Bonds in each Insured Trust are insured as to the scheduled payment of principal and interest and on the basis of the financial condition of the insurance companies referred to above, Standard & Poor's has assigned to units of each Insured Trust its "AAA" investment rating. This is the highest rating assigned to securities by Standard & Poor's. See "Description of Bond Ratings." The obtaining of this rating by each Insured Trust should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of each Insured Trust or the Units of such Trust. Standard & Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of each Trust or sales by each Trust of Bonds for less than the purchase price paid by such Trust will reduce payment to Unit holders of the interest and principal required to be paid on such Bonds. There is no guarantee that the "AAA" investment rating with respect to the Units of an Insured Trust will be maintained.

An objective of portfolio insurance obtained by such Insured Trust is to obtain a higher yield on the Bonds in the portfolio of such Trust than would be available if all the Bonds in such portfolio had the Standard & Poor's "AAA" and/or Moody's Investors Service, Inc. "Aaa" rating(s) and at the same time to have the protection of insurance of scheduled payment of interest and principal on the Bonds. There is, of course, no certainty that this result will be achieved. Bonds in a Trust for which insurance has been obtained by the Bond issuer, the underwriters, the Sponsor or others (all of which were rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's Investors Service, Inc.) may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's or "Aaa" by Moody's Investors Service, Inc. In selecting Bonds for the portfolio of each Insured Trust, the Sponsor has applied the criteria herein before described.

Chapman and Cutler, Counsel for the Sponsor, has given an opinion (with respect to Insured Bonds) to the effect that the payment of insurance proceeds representing maturing interest on defaulted municipal obligations paid by Financial Guaranty or another insurer would be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three of each Trust.

What is the Federal Tax Status of Unit Holders?

See Part Three for each Trust.

FOR INFORMATION WITH RESPECT TO EXEMPTION FROM STATE OR OTHER LOCAL TAXES, SEE PART THREE FOR EACH TRUST.

What are the Expenses and Charges?

At no cost to the Trusts, the Sponsor has borne all the expenses of creating and establishing the Fund, including the cost of the initial preparation, printing and execution of the Indenture and the certificates for the Units, legal and accounting expenses, expenses of the Trustee and other out-of-pocket expenses. With the exception of bookkeeping and other administrative services provided to certain Trusts, for which the Sponsor will be reimbursed in amounts as set forth in Part One for such Trusts, the Sponsor will not receive any fees in connection with its activities relating to any Trust. Such bookkeeping and administrative charges may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. The fees payable to the Sponsor for such services may exceed the actual costs of providing such services for this Fund, but at no time will the total amount received for such services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. For Series 49 and all subsequent Series, First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth in Part One for each Trust, for providing portfolio supervisory services for the Trust. Such fee is based on the number of Units outstanding in each Trust on January 1 of each year except for Trusts which were established subsequent to the last January 1, in which case the fee will be based on the number of Units outstanding in such Trusts as of the respective Initial Dates of Deposit. The fee may exceed the actual costs of providing such supervisory services for this Fund, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost to First Trust Advisors L.P. of supplying such services in such year.

For each valuation of the Bonds in a Trust, the Evaluator will receive a fee as indicated in Part One of this Prospectus. The Trustee pays certain expenses of each Trust for which it is reimbursed by such Trust. The Trustee will receive for its ordinary recurring services to a Trust an annual fee computed as indicated in Part One of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders." The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account of each Trust to the extent funds are available and then from the Principal Account of such Trust. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non-interest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Fund is expected to result from the use of these funds. Both fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor.

The annualized cost of the portfolio insurance obtained by the Fund for each Insured Trust is indicated in Part One for each Trust in a Series of the Fund. The portfolio insurance continues so long as such Trust retains the Bonds thus insured. Premiums are payable monthly in advance by the Trustee on behalf of such Trust. As Bonds in the portfolio are redeemed by their respective issuers or are sold by the Trustee, the amount of premium will be reduced in respect of those Bonds no longer owned by and held in the Trust which were insured by insurance obtained by such Trust. Preinsured Bonds for which insurance has been obtained from Financial Guaranty and/or AMBAC Indemnity or, beginning with Series 25 and all subsequent Series, other insurers, are not insured by such Trust. The premium payable for Permanent Insurance will be paid solely from the proceeds of the sale of such Bond in the event the Trustee exercises the right to obtain Permanent Insurance on a Bond. The premiums for such Permanent Insurance with respect to each Bond will decline over the life of the Bond. An Advantage Trust is not insured; accordingly, there are no premiums for insurance payable by such Trust.

The following additional charges are or may be incurred by a Trust: all expenses (including legal and annual auditing expenses) of the Trustee incurred in connection with its responsibilities under the Indenture, except in the event of negligence, bad faith or willful misconduct on its part; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trust; all taxes and other government charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, are contemplated); and expenditures incurred in contacting Unit holders upon termination of the Trust. The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Bonds of a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Interest and Principal Accounts of the Trust.

Unless the Sponsor determines that such an audit is not required, the Indenture requires the accounts of each Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for Units, the Sponsor shall bear the cost of such annual audits to the extent such cost exceeds $.50 per Unit. Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements from the Trustee upon request.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Although it is not obligated to do so, the Sponsor intends to maintain a market for the Units and continuously to offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Bonds in the portfolio of each Trust plus the amount of Purchased Interest of a Trust (if any) and interest accrued to the date of settlement. All expenses incurred in maintaining a market, other than the fees of the Evaluator and the costs of the Trustee in transferring and recording the ownership of Units, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS UNITS, HE SHOULD INQUIRE OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TURSTEE. Prospectuses relating to certain other bond funds indicate an intention, subject to change, on the part of the respective sponsors of such funds to repurchase units of those funds on the basis of a price higher than the bid prices of the securities in the funds. Consequently, depending upon the prices actually paid, the repurchase price of other sponsors for units of their funds may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of a Trust in secondary market transactions. As in the First Trust Combined Series, the purchase price per unit of such bond funds will depend primarily on the value of the securities in the Portfolio of the applicable Trust.

The Public Offering Price of Units of a Trust will be determined by adding to the Evaluator's determination of the aggregate bid price of the Bonds in a Trust plus the amount of Purchased Interest of a Trust (if any) and the appropriate sales charge determined in accordance with the schedule set forth below, based upon the number of years remaining to the maturity of each Bond in the portfolio of the Trust, adjusting the total to reflect the amount of any cash held in or advanced to the principal account of the Trust and dividing the result by the number of Units of such trust then outstanding. The minimum sales charge on Units will be 3% of the Public Offering Price (equivalent to 3.093% of the net amount invested). For purposes of computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature.

The effect of this method of sales charge computation will be that different sales charge rates will be applied to each of the various Bonds in the Trusts based upon the maturities of such bonds, in accordance with the following schedule:


                                          Secondary Offering Period
                                                 Sales Charge
                                       ------------------------------
                                        Percentage      Percentage
                                        of Public       of Net
                                        Offering        Amount
Years to Maturity                       Price           Invested
-----------------                       ----------      ----------
0 Months to 1 Year                      1.00%           1.010%
1 but less than 2                       1.50            1.523
2 but less than 3                       2.00            2.041
3 but less than 4                       2.50            2.564
4 but less than 5                       3.00            3.093
5 but less than 6                       3.50            3.627
6 but less than 7                       4.00            4.167
7 but less than 8                       4.50            4.712
8 but less than 9                       5.00            5.263
9 but less than 10                      5.50            5.820
10 or more                              5.80            6.157


There will be no reduction of the sales charges for volume purchases. A dealer will receive from the Sponsor a dealer concession of 70% of the total sales charges for Units sold by such dealer and dealers will not be eligible for additional concessions for Units sold pursuant to the above schedule.

An investor may aggregate purchases of Units of two or more consecutive series of a particular State, National, Discount, Intermediate, Long Intermediate or Short Intermediate Trust for purposes of calculating the discount for volume purchases listed above. Additionally, with respect to the employees and officers (including their immediate families and trustees, custodians or a fiduciary for the benefit of such person) of Nike Securities L.P., the sales charge is reduced by 2% of the Public Offering Price for purchases of Units during the secondary offering period.

Any such reduced sales charge shall be the responsibility of the selling Underwriter or dealer except that with respect to purchases of Units of $500,000 or more, the Sponsor will reimburse the selling Underwriter or dealer in an amount equal to $2.50 per Unit (in the case of a Discount Trust, .25% of the Public Offering Price). The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one Underwriter or dealer and, for purposes of calculating the applicable sales charge, purchases of Units in the Fund will be aggregated with concurrent purchases by the same person from such Underwriter or dealer of units in any series of tax-exempt unit investment trusts sponsored by Nike Securities L.P. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser will be deemed, for the purpose of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

From time to time the Sponsor may implement programs under which Underwriters and dealers of the Fund may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of an Underwriter or dealer may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will allow to any such Underwriter or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying Underwriters or dealers for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trusts. These programs will not change the price Unit holders pay for their Units or the amount that the Trusts will receive from the Units sold.

A comparison of tax-free and equivalent taxable estimated current returns and estimated long-term returns with the returns on various taxable investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trust are described more fully elsewhere in this Prospectus.

The aggregate price of the Bonds in each Trust is determined by whomever from time to time is acting as evaluator (the "Evaluator"), on the basis of bid prices or offering prices as is appropriate, (1) on the basis of current market prices for the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust; (2) if such prices are not available for any of the Bonds, on the basis of current market prices for comparable bonds; (3) by determining the value of the Bonds by appraisal; or (4) by any combination of the above. Unless Bonds are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default, the Evaluator will not attribute any value to the insurance obtained by an Insured Trust. On the other hand, the value of insurance obtained by the issuer of Bonds in a Trust is reflected and included in the market value of such Bonds.

The Evaluator will consider in its evaluation of Bonds which are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default (the "Defaulted Bonds") and which are covered by insurance obtained by an Insured Trust, the value of the insurance guaranteeing interest and principal payments. The value of the insurance will be equal to the difference between (i) the market value of Defaulted Bonds assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Defaulted Bonds not covered by Permanent Insurance. In addition, the Evaluator will consider the ability of Financial Guaranty and/or AMBAC Indemnity to meet its commitments under an Insured Trust's insurance policy, including the commitments to issue Permanent Insurance. It is the position of the Sponsor that this is a fair method of valuing the Bonds and the insurance obtained by an Insured Trust and reflects a proper valuation method in accordance with the provisions of the Investment Company Act of 1940. For a description of the circumstances under which a full or partial suspension of the right of Unit holders to redeem their Units may occur, see "Rights of Unit Holders-How May Units be Redeemed?"

The Evaluator may be attributing value to insurance for the purpose of computing the price or redemption value of Units for certain previous series of the First Trust of Insured Municipal Bonds, an investment company sponsored by Nike Securities L.P. See Part One for further information with respect to whether value is being attributed to insurance in determining the value of Units for that series of the Fund.

The Evaluator will be requested to make a determination of the aggregate price of the Bonds in each Trust, on a bid price basis, as of the close of trading on the New York Stock Exchange on each day on which it is open, effective for all sales, purchases or redemptions made subsequent to the last preceding determination.

The secondary market Public Offering Price of the Units will be equal to the bid price per Unit of the Bonds in a Trust, plus (less) any balance (overdraft) in the principal cash account of such Trust, plus the applicable sales charge and the amount of Purchased Interest (if any).

Although payment is normally made five business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made five business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units Be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

It is the intention of the Sponsor to qualify Units of the Fund for sale in a number of states. Sales will be made to dealers and others at prices which represent a concession or agency commission of 4.0% of the Public Offering Price per Unit for each State, Discount or National Trust, 3.0% of the Public Offering Price for an Intermediate or Long Intermediate Trust, and 2.5% of the Public Offering Price per Unit for a Short Intermediate Trust, but the Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks are making Units of the Fund available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts indicated in the second preceding sentence. Under the Glass-Steagall Act, banks are prohibited from underwriting Fund Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

What are the Sponsor's Profits?

The Sponsor and participating dealers will receive a maximum gross sales commission equal to 5.8% of the Public Offering Price of the Units of each State Trust (equivalent to 6.157% of the net amount invested), 5.8% of the Public Offering Price of the Units of a National or Discount Trust (equivalent to 6.157% of the net amount invested), 4.7% of the Public Offering Price of the Units of an Intermediate or Long Intermediate Trust (equivalent to 4.932% of the net amount invested), and 3.7% of the Public Offering Price of the Units of a Short Intermediate Trust (equivalent to 3.842% of the net amount invested) less any reduced sales charge for quantity purchases as described under "Public Offering-How is the Public Offering Price Determined?"

In maintaining a market for the Units, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased (based on the bid prices of the Bonds in each Trust) and the price at which Units are resold (which price is also based on the bid prices of the Bonds in each Trust and includes a maximum sales charge of 5.8% for a State Trust, 5.8% for a National or Discount Trust, 4.7% for an Intermediate or Long Intermediate Trust and 3.7% for a Short Intermediate Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How are Certificates Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made five business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification. Certificates for Units will bear an appropriate notation on their face indicating which plan of distribution has been selected in respect thereof. When a change is made, the existing certificate must be surrendered to the Trustee and a new certificate issued to reflect the then currently effective plan of distribution. There is no charge for this service.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred for reasons other than to change the plan of distribution, and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Interest and Principal Distributed?

Interest from each Trust will be distributed on the dates specified in Part One on a pro rata basis to Unit holders of record as of the preceding Record Date who are entitled to distributions at that time under the plan of distribution chosen. All distributions for a Trust will be net of applicable expenses for such Trust.

The pro rata share of cash in the Principal Account of each Trust will be computed as of the fifteenth day of each month, and distributions to the Unit holders of such Trust as of such Record Date will be made on the dates specified in Part One. Proceeds from the disposition of any of the Bonds of such Trust (less any premiums due with respect to Bonds for which the Trustee has exercised the right to obtain Permanent Insurance) received after such Record Date and prior to the following Distribution Date will be held in the Principal Account of such Trust and not distributed until the next Distribution Date. The Trustee is not required to pay interest on funds held in the Principal or Interest Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds) nor to make a distribution from the Principal Account of a Trust unless the amount available for distribution shall equal at least $1.00 per Unit.

The Trustee will credit to the Interest Account of each Trust all interest received by such Trust, including that part of the proceeds (including insurance proceeds if any, paid to an Insured Trust) of any disposition of Bonds which represents accrued interest. Other receipts will be credited to the Principal Account of such Trust. The distribution to the Unit holders of a Trust as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of the holder's pro rata share of the estimated annual income of such Trust after deducting estimated expenses as is consistent with the distribution plan chosen. Because interest payments are not received by a Trust at a constant rate throughout the year, such interest distribution may be more or less than the amount credited to the Interest Account of such Trust as of the Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account of a Trust, the Trustee is authorized to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Interest Account of such Trust on the ensuing Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date after the purchase, under the applicable plan of distribution. The Trustee is not required to pay interest on funds held in the Principal or Interest Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds).

As of the fifteenth day of each month, the Trustee will deduct from the Interest Account of each Trust and, to the extent funds are not sufficient therein, from the Principal Account of each Trust, amounts necessary to pay the expenses of such Trust. The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account of a Trust such amounts as may be necessary to cover redemption of Units of such Trust by the Trustee.

Record Dates for monthly distributions will be the fifteenth day of each month, Record Dates for quarterly distributions (if applicable) will be the fifteenth day of March, June, September and December and Record Dates for semi-annual distributions (if applicable) will be the fifteenth day of June and December. Distributions will be made on the dates specified in Part One.

The plan of distribution selected by a Unit holder will remain in effect until changed. Unit holders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Each year, approximately six weeks prior to the end of May, the Trustee will furnish each Unit holder a card to be returned to the Trustee not more than thirty nor less than ten days before the end of such month. Unit holders desiring to change the plan of distribution in which they are participating may so indicate on the card (assuming the Trust has more than one distribution option) and return same, together with their certificate, to the Trustee. If the card and certificate are returned to the Trustee, the change will become effective as of June 16 of that year. If the card and certificate are not returned to the Trustee, the Unit holder will be deemed to have elected to continue with the same plan for the following twelve months.

How Can Distributions to Unit Holders be Reinvested?

Universal Distribution Option. Unit holders may elect participation in a Universal Distribution Option which permits a Unit holder to direct the Trustee to distribute principal and interest payments to any other investment vehicle of which the Unit holder has an existing account. For example, at a Unit holder's direction, the Trustee would distribute automatically on the applicable distribution date interest income or principal on the participant's Units to, among other investment vehicles, a Unit holder's checking, bank savings, money market, insurance, reinvestment or any other account. All such distributions, of course, are subject to the minimum investment and sales charges, if any, of the particular investment vehicle to which distributions are directed. The Trustee will notify the participant of each distribution pursuant to the Universal Distribution Option. The Trustee will distribute directly to the Unit holder any distributions which are not accepted by the specified investment vehicle. A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Universal Distribution Option and receive directly future distributions on his Units.

Distribution Reinvestment Option. The Sponsor has entered into an arrangement with Oppenheimer Management Corporation, which permits any Unit holder of a Trust to elect to have each distribution of interest income or principal on his Units automatically reinvested in shares of either the Oppenheimer Intermediate Tax-Exempt Bond Fund (the "Intermediate Series") or the Oppenheimer Insured Tax-Exempt Bond Fund
 (the "Insured Series"). Oppenheimer Management Corporation is the investment adviser of each Series which are open-end, diversified management investment companies. The investment objective of the Intermediate Series is to provide a high level of current interest income exempt from Federal income tax through the purchase of investment grade securities. The investment objective of the Insured Series is to provide as high a level of current interest income exempt from Federal income tax as is consistent with the assurance of the scheduled receipt of interest and principal through insurance and the preservation of capital (the income of either Series may constitute an item of preference for determining the Federal alternative minimum tax). The objectives and policies of each Series are presented in more detail in the prospectus for each Series.

Each person who purchases Units of a Trust may use the card attached to this prospectus to request a prospectus describing each Series and a form by which such person may elect to become a participant in a Distribution Reinvestment Option with respect to a Series. Each distribution of interest income or principal on the participant's Units will automatically be applied by the Trustee to purchase shares (or fractions thereof) of a Series without a sales charge and with no minimum investment requirements.

The shareholder service agent for each Series will mail to each participant in the Distribution Reinvestment Option confirmations of all transactions undertaken for such participant in connection with the receipt of distributions from The First Trust Combined Series and the purchase of shares (or fractions thereof) of a Series.

A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Distribution Reinvestment Option and receive future distributions on his Units in cash. There will be no charge or other penalty for such termination. The Sponsor and Oppenheimer Management Corporation each have the right to terminate the Distribution Reinvestment Option, in whole or in part.

It should be remembered that even if distributions are reinvested through the Universal Distribution Option or the Distribution
Reinvestment Option they are still treated as distributions for income tax purposes.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders of each Trust in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the last business day of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of a Trust of record, a statement as to (1) the Interest Account: interest received by such Trust (including amounts representing interest received upon any disposition of Bonds of such Trust), the amount of such interest representing insurance proceeds (if applicable), deductions for payment of applicable taxes and for fees and expenses of the Trust, redemption of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) the Principal Account: the dates of disposition of any Bonds of such Trust and the net proceeds received therefrom (excluding any portion representing interest and the premium attributable to the exercise of the right, if applicable, to obtain Permanent Insurance), deduction for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) the Bonds held and the number of Units of such Trust outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) the amounts actually distributed during such calendar year from the Interest Account and from the Principal Account of such Trust, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Date for such distributions.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Bonds in their Trust furnished to it by the Evaluator.

Each distribution statement will reflect pertinent information in respect of each plan of distribution so that Unit holders may be informed regarding the results of the other plan or plans of distribution.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the seventh calendar day following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Purchased Interest (if any) and other accrued interest to the settlement date paid on redemption shall be withdrawn from the Interest Account of a Trust or, if the balance therein is insufficient, from the Principal

Account of such Trust. All other amounts paid on redemption shall be withdrawn from the Principal Account of the Trust.

The Redemption Price per Unit will be determined on the basis of the bid price of the Bonds in a Trust and the amount of Purchased Interest of the Trust (if any), as of the close of trading on the New York Stock Exchange on the date any such determination is made.The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee on the basis of (1) the cash on hand in the Trust or moneys in the process of being collected, (2) the value of the Bonds in such Trust based on the bid prices of the Bonds, except for those cases in which the value of the insurance, if applicable, has been added, and (3) Purchased Interest (if any) and any other interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of such Trust, (b) the accrued expenses of such Trust, and (c) cash held for distribution to Unit holders of record as of a date prior to the evaluation then being made. The Evaluator may determine the value of the Bonds in a Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by such Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (3) by determining the value of the Bonds by appraisal, or
(4) by any combination of the above. In determining the Redemption Price per Unit for an Insured Trust, no value will be attributed to the portfolio insurance covering the Bonds in such Trust unless such Bonds are in default in payment of principal or interest or in significant risk of such default. On the other hand, Bonds insured under a policy obtained by the Bond issuer, the underwriters, the Sponsor or others are entitled to the benefits of such insurance at all times and such benefits are reflected and included in the market value of such Bonds. See "Why and How are the Insured Trusts Insured?" For a description of the situations in which the evaluator may value the insurance obtained by an Insured Trust, see "Public Offering-How is the Public Offering Price Determined?"

The difference between the bid and offering prices of such Bonds may be expected to average 1-2% of the principal amount. In the case of actively traded bonds, the difference may be as little as 1/2 of 1% and, in the case of inactively traded bonds, such difference usually will not exceed 3%. Therefore, the price at which Units may be redeemed could be less than the price paid by the Unit holder and may be less than the par value of the Securities represented by the Units so redeemed.

The Trustee is empowered to sell underlying Bonds in a Trust in order to make funds available for redemption. To the extent that Bonds are sold, the size and diversity of such Trust will be reduced. Such sales may be required at a time when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. The Trustee may obtain Permanent Insurance on the Bonds in an Insured Trust. Accordingly, any Bonds so insured must be sold on an insured basis (as will Bonds on which insurance has been obtained by the Bond issuer, the underwriters, the Sponsor or others).

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, which for certain Trusts includes Purchased Interest, it may purchase such Units by notifying the Trustee before 12:00 p.m. Eastern time on the next succeeding business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Bonds be Removed from the Fund?

The Trustee is empowered to sell, for the purpose of redeeming Units tendered by any Unit holder and for the payment of expenses for which funds may not be available, such of the Bonds in each Trust on a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary. As described in the following paragraph and in certain other unusual circumstances for which it is determined by the Depositor to be in the best interests of the Unit holders or if there is no alternative, the Trustee is empowered to sell Bonds in a Trust which are in default in payment of principal or interest or in significant risk of such default and for which value has been attributed to the insurance, if any, obtained by the Trust. See "Rights of Unit Holders-How May Units be Redeemed?" The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Bonds in a Trust in the event of advanced refunding. The Sponsor may from time to time act as agent for a Trust with respect to selling Bonds out of a Trust. From time to time, the Trustee may retain and pay compensation to the Sponsor subject to the restrictions under the Investment Company Act of 1940, as amended.

If any default in the payment of principal or interest on any Bond occurs and no provision for payment is made therefor, either pursuant to the portfolio insurance, if any, or otherwise, within thirty days, the Trustee is required to notify the Sponsor thereof. If the Sponsor fails to instruct the Trustee to sell or to hold such Bond within thirty days after notification by the Trustee to the Sponsor of such default, the Trustee may, in its discretion, sell the defaulted Bond and not be liable for any depreciation or loss thereby incurred.

The Sponsor shall instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Bonds or in the written opinion of the Sponsor the issuer will probably default in respect to such Bonds in the foreseeable future. Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions in the Indenture to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unit holder of the affected Trust, identifying the Bonds eliminated and the Bonds substituted therefor. Except as stated in this paragraph and under "What is the First Trust Combined Series?" for Failed Bonds, the acquisition by a Trust of any securities other than the Bonds initially deposited is prohibited.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined
Series, The First Trust Special Situations Trust, The First Trust
Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor
Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (708) 241-4141. As of December 31, 1995, the total partners' capital of Nike Securities L.P.
was $9,033,760 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any series thereof or to any other
Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Chase Manhattan Bank (National Association) a national banking association with its principal executive office located at 1 Chase Manhattan Plaza, New York, New York 10081 and its unit investment trust offices at 770 Broadway, New York, New York 10003. Unit holders who have questions regarding the Fund may call the Customer Service Help Line at 1-800-682-7520. The Trustee is a member of the New York Clearing House Association and is subject to supervision and examination by the comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors of The Federal Reserve System.

The Trustee, whose duties are ministerial in nature, did not participate in the selection of the portfolio of each series of the Fund. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit Holders-How are Certificates Issued and Transferred?" and subsequent sections.

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Fund which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee), provided that the Indenture is not amended to increase the number of Units of any Trust issuable thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Bonds of any Trust initially deposited in a Trust, except for the substitution of certain refunding securities for Bonds or New Bonds for Failed Bonds. In the event of any amendment, the Trustee is obligated to notify promptly all Unit holders of the substance of such amendment.

Each Trust may be liquidated at any time by consent of 100% of the Unit holders of such Trust or by the Trustee when the value of such Trust, as shown by any evaluation, is less than 20% of the aggregate principal amount of the Bonds initially deposited in the Trust or by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by the Underwriters, including the Sponsor. If a Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriters, the Sponsor will refund to each purchaser of Units of such Trust the entire sales charge paid by such purchaser. The Indenture will terminate upon the redemption, sale or other disposition of the last Bond held thereunder, but in no event shall it continue beyond the Mandatory Termination Date as indicated in Part One for each Trust. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of such Trust. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in the Trust, and, after paying all expenses and charges incurred by such Trust, will distribute to each Unit holder of such Trust (including the Sponsor if it then holds any Units), upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust, all as provided in the Indenture.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Booth & Baron, 122 East 42nd Street, Suite 1507, New York, New York 10168, acts as special counsel for the Fund for New York tax matters for Series 1, 2 and 3 of the Fund. Winston & Strawn (previously named Cole & Deitz), 175 Water Street, New York, New York 10038 acts as counsel for the Trustee and as special counsel for the Fund for New York Tax matters for Series 4-125 of the Fund. Carter, Ledyard & Milburn, 2 Wall Street, New York, New York 10005, acts as counsel for the Trustee and as special counsel for the Fund for New York tax matters for Series 126 and subsequent Series of the Fund. For information with respect to state and local tax matters, including the State Trust special counsel for such matters, see Part Three for each Trust.

Experts

The statements of net assets, including the portfolios, of each Trust contained in Part One of the Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                      DESCRIPTION OF BOND RATINGS*

Standard & Poor's. A brief description of the applicable Standard & Poor's rating symbols and their meanings follow:

A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

ll.  Nature of and provisions of the obligation;

lll. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

AAA-Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.**

AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A-Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his/her own judgment with respect to such likelihood and risk.

Credit Watch: Credit Watch highlights potential changes in ratings of bonds and other fixed income securities. It focuses on events and trends which place companies and government units under special surveillance by S&P's 180-member analytical staff. These may include mergers, voter referendums, actions by regulatory authorities, or developments gleaned from analytical reviews. Unless otherwise noted, a rating decision will be made within 90 days. Issues appear on Credit Watch where an event, situation, or deviation from trends occurred and needs to be evaluated as to its impact on credit ratings. A listing, however, does not mean a rating change is inevitable. Since S&P continuously monitors all of its ratings, Credit Watch is not intended to include all issues under review. Thus, rating changes will occur without issues appearing on Credit Watch.

---------------------
*  As published by the rating companies.

** Bonds insured by Financial Guaranty Insurance Company, AMBAC Indemnity
   Corporation, Municipal Bond Investors Assurance Corporation, Connie Lee Insurance Company, Financial Security Assurance and Capital Guaranty Insurance Company are automatically rated "AAA" by Standard & Poor's.

Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Their safety is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat large than in Aaa securities. Their market value is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by economic performance during a sustained period of depressed business conditions, but, during periods of normalcy, A-rated bonds frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

A 1 and Baa 1-Bonds which are rated A 1 and Baa 1 offer the maximum in security within their quality group, can be bought for possible upgrading in quality, and additionally, afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

Baa-Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations will move in parallel with Aaa, Aa, and A obligations during periods of economic normalcy, except in instances of oversupply.

Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Con.(---)-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction,
(b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Fitch Investors Service, Inc. A brief description of the applicable Fitch Investors Service, Inc. rating symbols and their meanings follow:

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.


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Page 35


CONTENTS:
The First Trust Combined Series:
 What is The First Trust Combined Series?                      3
 What are Estimated Long-Term Return and
    Estimated Current Return?                                 11
 How are Purchased Interest and Accrued
    Interest Treated?                                         11
 Why and How are the Insured Trusts Insured?                  12
 What is the Federal Tax Status of Unit Holders?              19
 What are the Expenses and Charges?                           19
Public Offering:
 How is the Public Offering Price Determined?                 20
 How are Units Distributed?                                   23
 What are the Sponsor's Profits?                              23
Rights of Unit Holders:
 How are Certificates Issued and Transferred?                 23
 How are Interest and Principal Distributed?                  24
 How can Distributions to Unit Holders be
    Reinvested?                                               25
 What Reports will Unit Holders Receive?                      26
 How May Units be Redeemed?                                   26
 How May Units be Purchased by the Sponsor?                   27
 How May Bonds be Removed from the Fund?                      28
Information as to Sponsor, Trustee and Evaluator:
 Who is the Sponsor?                                          28
 Who is the Trustee?                                          28
 Limitations on Liabilities of Sponsor and Trustee            29
 Who is the Evaluator?                                        29
Other Information:
 How May the Indenture be Amended or
    Terminated?                                               30
 Legal Opinions                                               30
 Experts                                                      30
Description of Bond Ratings 31

                                __________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL INFORMATION SET FORTH IN THE
REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.


                    FIRST TRUST (REGISTERED TRADEMARK)


                             THE FIRST TRUST
                             COMBINED SERIES

                               Prospectus
                                Part Two
                              May 30, 1996


                    First Trust (registered trademark)
                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-708-241-4141


                                Trustee:

                        The Chase Manhattan Bank
                         (National Association)
                              770 Broadway
                        New York, New York 10003
                             1-800-682-7520


                          THIS PART TWO MUST BE
                         ACCOMPANIED BY PART ONE
                             AND PART THREE.


                      PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE


Page 36





                       MASSACHUSETTS TRUST SERIES
         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State
                        The First Trust Advantage

PROSPECTUS                              NOTE: THIS PART THREE PROSPECTUS
Part Three                                         MAY ONLY BE USED WITH
Dated March 29, 1996                               PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.)

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which are excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status when distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax, an additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"). See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) each Unit holder is considered to be the owner of a pro rata portion of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds delivered after the date the Unit holders pay for their Units to the extent that such interest accrued on such Bonds during the period from the Unit holder's settlement date to the date such Bonds are delivered to the respective Trust and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale,

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder. The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for earned original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred (or continued) to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

In the case of corporations, the alternative tax rate applicable to long-term capital gains is 35%, effective for long-term capital gains realized in taxable years beginning on or after January 1, 1993. For taxpayers other than corporations, net capital gains are subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. The alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depends upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI and the Superfund Tax of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. However, the Superfund Tax could be extended retroactively. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations subject to either the environmental tax or the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Massachusetts Tax Status of Unit Holders

At the time of the closing for each Massachusetts Trust, Special Counsel to the Fund for Massachusetts tax matters rendered an opinion under then existing Massachusetts income tax law applicable to taxpayers whose income is subject to Massachusetts income taxation and based on rulings of the Commissioner of Revenue substantially to the effect that:

For Massachusetts income tax purposes, each Massachusetts Trust will be treated as a corporate trust under Section 8 of Chapter 62 of the Massachusetts General Laws and not as a grantor trust under Section 10(e) of Chapter 62 of the Massachusetts General Laws.

Each Massachusetts Trust will not be held to be engaging in business in Massachusetts within the meaning of said Section 8 and will, therefore, not be subject to Massachusetts income tax.

Massachusetts Unit holders who are subject to Massachusetts income taxation under Chapter 62 of Massachusetts General Laws will not be required to include their respective shares of the earnings of or distributions from a Massachusetts Trust in their Massachusetts gross income to the extent that such earnings or distributions represent tax-exempt interest for federal income tax purposes received by such Massachusetts Trust on obligations issued by Massachusetts, its counties, municipalities, authorities, political subdivisions or instrumentalities, or issued by United States territories or possessions.

Any proceeds of insurance obtained by the Trustee of the Fund or by the issuer of a Bond held by a Massachusetts Trust which are paid to Massachusetts Unit holders and which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Massachusetts gross income of a Massachusetts Unit holder if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted Bond.

A Massachusetts Trust's capital gains and/or capital losses realized upon disposition of Bonds held by it will be includable pro rata in the Federal gross income of Massachusetts Unit holders who are subject to Massachusetts income taxation under Chapter 62 of the Massachusetts General Laws, and such gains and/or losses will be included as capital gains and/or losses in the Massachusetts Unit holders' Massachusetts gross income, except where capital gain is specifically exempted from income taxation under acts authorizing issuance of said Bonds.

Gains or losses realized upon sale or redemption of Units by Massachusetts Unit holders who are subject to Massachusetts income taxation under Chapter 62 of the Massachusetts General Laws will be includable in their Massachusetts gross income.

In determining such gain or loss Massachusetts Unit holders will, to the same extent required for Federal tax purposes, have to adjust their tax bases for their Units for accrued interest received, if any, on Bonds delivered to the Trustee after the Unit holders pay for their Units and for amortization of premiums, if any, on obligations held by a Massachusetts Trust.

The Units of a Massachusetts Trust are not subject to any property tax levied by Massachusetts or any political subdivision thereof, nor to any income tax levied by any such political subdivision. They are includable in the gross estate of a deceased Massachusetts Unit holder who is a resident of Massachusetts for purposes of the Massachusetts Estate Tax.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

Each Trust will invest substantially all of its net assets in obligations issued by or on behalf of the Commonwealth of Massachusetts, political subdivisions thereof, or agencies or instrumentalities of the Commonwealth or its political subdivisions (the "Bonds"). Each Trust is therefore susceptible to general or particular political, economic, or regulatory factors that may affect issuers of such Massachusetts investments. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information may not be applicable to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of the Commonwealth and certain of its agencies or instrumentalities in connection with the issuance of securities, and from other publicly available documents, and is believed to be accurate. No independent verification has been made of any of the following information.

The Massachusetts Economy. After declining since 1987, Massachusetts employment in 1993 has shown positive annual growth. While Massachusetts had benefitted from an annual job growth rate of approximately 2% since the early 1980s, by 1989, employment had started to decline. Nonagricultural employment declined 0.7% in fiscal 1989, 4.0% in fiscal 1990, 5.5% in fiscal 1991, 0.9% in fiscal 1992, and 1.7% in fiscal 1993.
A comparison of total, nonagricultural employment in November 1993 with that in November 1994 indicates an increase of 2.4%.

From 1980 to 1989, Massachusetts' unemployment rate was significantly lower than the national average. By 1990, however, unemployment reached 6.0%, exceeding the national average for the first time since 1977. The Massachusetts unemployment rate peaked in 1991 at 9.0% and dropped to 6.9% in 1993.

In recent years, per capita personal income growth in Massachusetts has slowed, after several years during which it was among the highest in the nation. From 1992 to 1993, nominal per capita income in Massachusetts increased 6.3% as compared to 3.2% for the nation as a whole.

The Commonwealth, while the third most densely populated state according to the 1990 census, has experienced only a modest increase in population from 1980 to 1990 at a rate equal to less than one-half the rate of increase in the United States population as a whole.

Massachusetts possesses a diversified economic base which includes traditional manufacturing, high technology and service industries, served by an extensive transportation system and related facilities. The Massachusetts service sector, at approximately 34.3% of the state work force in November of 1994, is the largest sector in the Massachusetts economy. Government employment is below the national average, representing less than 14% of the Massachusetts work force. In recent years, the construction, manufacturing and trade sectors have experienced the greatest decreases in employment in Massachusetts, with more modest declines taking place in the government, finance, insurance and real estate, and service sectors. From 1990 to November of 1994, manufacturing employment in Massachusetts declined by some 15.5%. At the same time, there has occurred a reversal of the dramatic growth which occurred during the 1980s in the finance, insurance and real estate sector and in the construction sector of the Massachusetts economy.

Over the next decade, Massachusetts has a very full public construction agenda which is expected not only to improve mobility, but to provide a substantial number of construction and related employment opportunities, including the $6 billion Central Artery/Tunnel project involving the construction of a third tunnel under Boston Harbor linking the MassPike and downtown Boston with Logan International Airport, and the depression into tunnels of the Central Artery that traverses the City of Boston. Federal funds are expected to cover approximately 90% of the cost of this project. The Central Artery/Tunnel project is expected to employ approximately 5,000 on-site workers and 10,000 auxiliary workers during the peak years of construction in the mid-1990s.

State Finances. In fiscal years 1987 through 1991, Commonwealth spending exceeded revenues. Spending in five major expenditure categories-Medicaid, debt service, public assistance, group health insurance and transit subsidies-grew at rates well in excess of the rate of inflation for the comparable period. During the same period, the Commonwealth's tax revenues repeatedly failed to meet official forecasts. That revenue shortfall combined with steadily escalating costs contributed to serious budgetary and financial difficulties which have affected the credit standing and borrowing abilities of Massachusetts and certain of its public bodies and municipalities, and which may have contributed to higher interest rates on debt obligations issued by them.

More conservative revenue forecasting for fiscal 1992 together with significant efforts to restrain spending during fiscal 1991 and reductions in budgeted program expenditures for fiscal 1992 and fiscal 1993 and fiscal 1994 have moderated these difficulties, and the Commonwealth has shown significant surpluses of revenues and other sources over expenditures and other uses in the Commonwealth's budgeted operating funds for those years.

For fiscal 1995, the cash flow projection prepared by the office of the State Treasurer in December 1994, based upon actual results through October 1994, upon revenue and spending estimates as of December 1994, and upon various other assumptions, estimates the fiscal 1995 year-end cash position of the Commonwealth to be approximately $447 million. Although the Secretary for Administration and Finance has revised tax revenue estimates downward since then, the fiscal 1995 non-tax revenue estimate has been revised upward, and is projected to offset the expected decline in tax revenues.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Massachusetts Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Massachusetts Trusts to pay interest on or principal of the Bonds.

                       Massachusetts Trust Series
         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State
                        The First Trust Advantage

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two


                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                         MINNESOTA TRUST SERIES
         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State
                        The First Trust Advantage

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated March 29, 1996                            PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.)

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which are excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status when distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax, an additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"). See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) each Unit holder is considered to be the owner of a pro rata portion of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds delivered after the date the Unit holders pay for their Units to the extent that such interest accrued on such Bonds during the period from the Unit holder's settlement date to the date such Bonds are delivered to the respective Trust and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale,

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder. The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for earned original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred (or continued) to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

In the case of corporations, the alternative tax rate applicable to long-term capital gains is 35%, effective for long-term capital gains realized in taxable years beginning on or after January 1, 1993. For taxpayers other than corporations, net capital gains are subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. The alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depends upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI and the Superfund Tax of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. However, the Superfund Tax could be extended retroactively. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations subject to either the environmental tax or the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Minnesota Tax Status of Unit Holders

At the time of the closing for each Minnesota Trust, Special Counsel to the Fund for Minnesota tax matters rendered an opinion under then existing Minnesota income tax law applicable to taxpayers whose income is subject to Minnesota income taxation substantially to the effect that:

Each Minnesota Trust will have no income other than (i) interest income on bonds issued by the State of Minnesota and its political and governmental subdivisions, municipalities and governmental agencies and instrumentalities and on bonds issued by possessions of the United States which would be exempt from Federal and Minnesota income taxation when paid directly to an individual, trust or estate (the "Bonds"), (ii) gain on the disposition of such Bonds, and (iii) proceeds paid under certain insurance policies issued to the Trustee or to the issuers of the Bonds which represent maturing interest or principal payments on defaulted Bonds held by the Trustee.

Neither the Sponsor nor its counsel has independently examined the Bonds to be deposited in and held in the Trust. However, although no opinion is expressed herein regarding such matters, it is assumed that: (i) the Bonds were validly issued, (ii) the interest thereon is excludible from gross income for Federal income tax purposes and (iii) the interest thereon is exempt from income tax imposed by Minnesota that is applicable to individuals, trusts and estates (the "Minnesota Income Tax"). It should be noted that interest on the Bonds is subject to tax in the case of corporations subject to the Minnesota Corporate Franchise Tax or the Corporate alternative Minimum Tax and is a factor in the computation of the Minimum Fee applicable to financial institutions. The opinion set forth below does not address the taxation of persons other than full-time residents of Minnesota.

In the opinion of Chapman and Cutler, counsel to the Sponsor, under existing Minnesota income tax laws as of the date of this prospectus and based upon the assumptions above:

1. Each Minnesota Trust is not an association taxable as a corporation and each Unit holder of a Minnesota Trust will be treated as the owner of a pro rata portion of the Minnesota Trust, and the income of such portion of the Minnesota Trust will therefore be treated as the income of the Unit holder for Minnesota Income Tax purposes;

2. Income on the Bonds which is exempt from the Minnesota Income Tax when received by a Unit holder of a Minnesota Trust and which would be exempt from the Minnesota Income Tax if received directly by a Unit holder will retain its status as exempt from such tax when received by the Minnesota Trust and distributed to such Unit holder;

3. To the extent that interest on the Bonds, if any, which is includible in the computation of "alternative minimum taxable income" for federal income tax purposes, such interest will also be includible in the computation of "alternative minimum taxable income" for purposes of the Minnesota Alternative Minimum Tax imposed on individuals, estates and trusts and on corporations;

4. Each Unit holder of a Minnesota Trust will recognize gain or loss for Minnesota Income Tax purposes if the Trustee disposes of a Bond (whether by redemption, sale or otherwise) or if the Unit holder redeems or sells Units of the Minnesota Trust to the extent that such transaction results in a recognized gain or loss to such Unit holder for Federal income tax purposes;

5. Tax cost reduction requirements relating to amortization of bond premium may, under some circumstances, result in Unit holders realizing taxable gain for Minnesota Income Tax purposes when their Units are sold or redeemed for an amount equal to or less than their original cost;

6. Proceeds, if any, paid under individual insurance policies obtained by issuers of Bonds which represent maturing interest on defaulted obligations held by the Trustee will be excludible from Minnesota net income if, and to the same extent as, such interest would have been so excludible if paid in the normal course by the issuer of the defaulted obligation provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the bonds, rather than the insurer, will pay debt service on the bonds, and;

7. To the extent that interest derived from a Minnesota Trust by a Unit holder with respect to any possession obligations is excludible from gross income for Federal income tax purposes pursuant to 48 U.S.C.
Section 745, 48 U.S.C. Section 1423a and 48 U.S.C. Section 1403, such interest will not be subject to either the Minnesota Income Tax or the Minnesota alternative minimum tax imposed on individuals, estates and trusts. It should be noted that interest relating to possession bonds is subject to tax in the case of corporations, subject to the Minnesota Corporate Franchise Tax or the Corporate Alternative Minimum Tax.

Chapman and Cutler has not examined any of the Bonds to be deposited and held in the Minnesota Trust or the proceedings for the issuance thereof or the opinions of bond counsel with respect thereto, and therefore express no opinions to the exemption from State income taxes of interest on the Bonds if received directly by a Unit holder.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

In the early 1980s the State of Minnesota experienced financial difficulties due to a downturn in the State's economy resulting from the national recession. As a consequence, the State's revenues were significantly lower than anticipated in the July 1, 1979 to June 30 1981 biennium and the July 1, 1981 to June 30, 1983 biennium.

In response to revenue shortfalls, the legislature broadened and increased the State sales tax, increased income taxes (by increasing rates and eliminating deductions) and reduced appropriations and deferred payment of State aid, including appropriations for and aids to local governmental units. The State's fiscal problems affected other governmental units within the State, such as local government, school districts and state agencies, which, in varying degrees, also faced cash flow difficulties. In certain cases, revenues of local governmental units and agencies were reduced by the recession.

Because of the State's fiscal problems, Standard & Poor's reduced its rating on the State's outstanding general obligation bonds from AAA to AA+ in August 1981 and to AA in March 1982. Moody's lowered its rating on the State's outstanding general obligation bonds from Aaa to Aa in April 1982. The State's economy recovered in the July 1, 1983 to June 30, 1985 biennium, and substantial reductions in the individual income tax were enacted in 1984 and 1985. Standard & Poor's raised its rating on the State's outstanding general obligation bonds to AA+ in January 1985. In 1986, 1987, 1992 and 1993, legislation was required to eliminate projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions nd higher education, reducing the State's budget reserve (cash flow account), imposing a sales tax on purchases by local government units, and making other budgetary adjustments. A budget forecast released by the Minnesota Department of Finance on March 1, 1994 projects a balanced General Fund at the end of the June 30, 1995 biennium. Total projected expenditures and transfers for the biennium are $17.0 billion. The forecast also projects, however, a shortage of $29.5 million in the Local Government Trust Fund at June 30, 1995, against total projected expenditures from the Fund of $1.8 billion for the biennium.

State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota. Even with respect to bonds that are revenue obligations of the issuer and not general obligations of the State, there can be no assurance that the fiscal problems referred to above will not adversely affect the market value or marketability of the Bonds or the ability of the respective obligors to pay interest on and principal of the Bonds.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Minnesota Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Minnesota Trusts to pay interest on or principal of the Bonds.

                         Minnesota Trust Series
         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State
                        The First Trust Advantage

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                       NORTH CAROLINA TRUST SERIES
         The First Trust (registered trademark) Combined Series
                        The First Trust Advantage

PROSPECTUS                          NOTE: THIS PART THREE PROSPECTUS
Part Three                                     MAY ONLY BE USED WITH
Dated March 29, 1996                           PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.)

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which are excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status when distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax, an additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"). See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) each Unit holder is considered to be the owner of a pro rata portion of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds delivered after the date the Unit holders pay for their Units to the extent that such interest accrued on such Bonds during the period from the Unit holder's settlement date to the date such Bonds are delivered to the respective Trust and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale,

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder. The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for earned original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred (or continued) to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

In the case of corporations, the alternative tax rate applicable to long-term capital gains is 35%, effective for long-term capital gains realized in taxable years beginning on or after January 1, 1993. For taxpayers other than corporations, net capital gains are subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. The alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depends upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI and the Superfund Tax of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. However, the Superfund Tax could be extended retroactively. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations subject to either the environmental tax or the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to

Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

At the time of the closing, Booth & Baron, Special Counsel to Series 1-3 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 1-3 of the Fund is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

North Carolina Tax Status of Unit Holders

At the time of the closing for each North Carolina Trust, Special
Counsel to the Fund for North Carolina tax matters rendered an opinion under then existing North Carolina income tax law applicable to taxpayers whose income is subject to North Carolina income taxation substantially to the effect that:

A North Carolina Trust is not an "association" taxable as a corporation under North Carolina law with the result that income of a North Carolina Trust will be deemed to be income of the Unit holders.

Interest on the Bonds that is exempt from North Carolina income tax when received by a North Carolina Trust will retain its tax-exempt status when received by the Unit holders.

Unit holders will realize a taxable event when a North Carolina Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or when a Unit holder redeems or sells his Units (or any of them), and taxable gains for Federal income tax purposes may result in gains taxable as ordinary income for North Carolina income tax purposes. However, when a Bond has been issued under an act of the North Carolina General Assembly that provides that all income from such Bond, including any profit made from the sale thereof, shall be free from all taxation by the State of North Carolina, any such profit received by a North Carolina Trust will retain its tax-exempt status in the hands of the Unit holders.

Unit holders must amortize their proportionate shares of any premium on a Bond. Amortization for each taxable year is accomplished by lowering Unit holder's basis (as adjusted) in his Units with no deduction against gross income for the year.

In order for the Units to be exempt from the North Carolina tax on intangible personal property: (a) at all times either (i) the corpus of a North Carolina Trust must be composed entirely of North Carolina Bonds or, pending distribution, amounts received on the sale, redemption or maturity of the Bonds, or (ii) (if Puerto Rico Bonds are included in a North Carolina Trust) at least 80% of the fair market value of the Bonds, excluding amounts received on the sale, redemption or maturity of the Bonds, must be attributable to the fair market value of the North Carolina Bonds; and (b) the Trustee periodically must supply to the North Carolina Department of Revenue at such times as required by the Department of Revenue a complete description of a North Carolina Trust and also the name, description and value of the obligations held in the corpus of a North Carolina Trust.

The opinion of Special Counsel is based, in part, on the opinion of Chapman and Cutler regarding Federal tax status of the Fund and upon current interpretations of the North Carolina Department of Revenue, which are subject to change.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

See "Portfolio" appearing in Part One for each Trust for a list of the Debt Obligations included in each North Carolina Trust. The portions of the following discussion regarding the financial condition of the State government may not be relevant to general obligation or revenue bonds issued by political subdivisions of the State. Those portions and the sections which follow regarding the economy of the State are included for the purpose of providing information about general economic conditions that may or may not affect issuers of the North Carolina Obligations. None of the information is relevant to any Puerto Rico Obligations which may be included in the Portfolio of a North Carolina Trust.

General obligations of a city, town or county in North Carolina are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue bonds issued by North Carolina political subdivisions include (1) revenue bonds payable exclusively from revenue-producing governmental enterprises and
(2) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of North Carolina.

Section 23-48 of the North Carolina General Statutes appears to permit any city, town, school district, county or other taxing district to avail itself of the provisions of Chapter 9 of the United States Bankruptcy Code, but only with the consent of the Local Government Commission of the State and of the holders of such percentage or percentages of the indebtedness of the issuer as may be required by the Bankruptcy Code (if any such consent is required). Thus, although limitations apply, in certain circumstances political subdivisions might be able to seek the protection of the Bankruptcy Code.

State Budget and Revenues. The North Carolina State Constitution requires that the total expenditures of the State for the fiscal period covered by each budget not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. The State's fiscal year runs from July 1st through June 30th.

In 1990 and 1991 the State had difficulty meeting its budget projections. The General Assembly responded by enacting a number of new taxes and fees to generate additional revenue and reduced allowable departmental operating expenditures and continuation funding. The spending reductions were based on recommendations from the Governor, the Government Performance Audit Committee and selected reductions identified by the General Assembly.

The State, like the nation, has experienced economic recovery since 1991. In the opinion of the State Controller, the growth in the economy and legislative actions taken in 1991 had a positive effect on the State's revenue collections over the past several years. The State had a budget surplus of approximately $865 million at the end of fiscal year 1993-94. After review of the 1994-95 continuation budget adopted in 1993, the General Assembly approved spending expansion funds, in part to restore certain employee salaries to budgeted levels, which amounts had been deferred to balance the budgets in 1989-93, and to authorize funding for new initiatives for economic development, education, human services and environmental programs. (The cutback in funding for infrastructure and social development projects had been cited by agencies rating State obligations, following the 1991 reductions, as cause for concern about the long-term consequences of those reductions on the economy of the State and the State's fiscal prospects.)

The State budget is based upon estimated revenues and a multitude of existing and assumed State and non-State factors including State and national economic conditions, international activity and federal government policies and legislation. The Congress of the United States is considering a number of matters affecting the federal government's relationship with state governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.

In April 1995, the North Carolina General Assembly repealed, effective for taxable years beginning on or after January 1, 1995, the tax levied on various forms of intangible personal property. The intangibles tax revenues receivable by counties and municipalities will no longer be received. Instead, the legislature has provided for specific appropriations to countries and municipalities.

It is unclear what effect these developments at the State level may have on the value of the Debt Obligations in the North Carolina Trusts.

Litigation. Litigation against the State include the following:

Leandro, et al. v. State of North Carolina and State Board of Education-In May 1994 students and boards of education in five counties in the State filed suit in state court requesting a declaration that the public education system of North Carolina, including its system of funding, violates the State constitution by failing to provide adequate or substantially equal educational opportunities and denying due process of law and violates various statutes relating to public education. The suit is similar to a number of suits in other states, some of which resulted in holdings that the respective systems of public education funding were unconstitutional under the applicable state law. The defendants in such suit have filed a motion to dismiss, which was denied. After trial at the Superior Court level, the plaintiff petitioned the North Carolina Supreme Court for discretionary review prior to a determination by the Court of appeals; this motion was denied. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position, but no significant financial impact is expected to result from the ultimate resolution of this case, even if adverse to the State

Francisco Case-In August 1994 a class action lawsuit was filed in state court against the Superintendent of Public Instruction and the State Board of Education on behalf of a class of parents and their children who are characterized as limited English proficient. The complaint alleges that the State has failed to provide funding for the education of these students and has failed to supervise local school systems in administering programs for them. The complaint does not allege an amount in controversy, but asks the Court to order the defendants to fund a comprehensive program to ensure equal educational opportunities for children with limited English proficiency. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position, but no significant financial impact is expected to result from the ultimate resolution of this case, even if adverse to the State.

Faulkenbury v. Teachers' and State Employees' Retirement System, Peele
v. Teachers' and State Employees' Retirement System and Woodward v. Local Governmental Employees' Retirement System-Plaintiffs are disability retirees who brought class actions in state court challenging changes in the formula for payment of disability retirement benefits and claiming impairment of contract rights, breach of fiduciary duty, violation of other federal constitutional rights and violation of state constitutional and statutory rights. The State estimates that the cost in damages and higher prospective benefit payments to plaintiffs and class members would probably amount to $50 million or more in Faulkenbury, $50 million or more in Peele and $15 million or more in Woodward, all ultimately payable, at least initially, from the state retirement system funds.

Upon review in Faulkenbury, the North Carolina Court of Appeals and Supreme Court have held that claims made in Faulkenbury substantially similar to those in Peele and Woodward, for breach of fiduciary duty and violation of federal constitutional rights brought under the federal Civil Rights Act either do not state a cause of action or are otherwise barred by the statute of limitations. In 1994 plaintiffs took voluntary dismissals of their claims for impairment of contract rights in violation of the United States Constitution and filed new actions in federal court asserting the same claims along with claims for violation of constitutional rights in the taxation of retirement benefits. The remaining state court claims in all cases are yet to be heard. The federal court actions have been stayed pending the trial in state court. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position.

Fulton Corporation v. Justus, Secretary of Revenue-The State's intangible personal property tax levied on certain shares of stock has been challenged by the plaintiff on grounds that it violates the Commerce Clause of the United States Constitution by discriminating against stock issued by corporations that do all or part of their business outside the State. The plaintiff, a North Carolina corporation, paid the intangibles tax on stock it owns in other corporations. The plaintiff seeks to invalidate the tax in its entirety and to recover tax paid on the value of its shares in other corporations.

The North Carolina Court of Appeals invalidated the taxable percentage deduction and excised it from the statute beginning with the 1994 tax year. The effect of this ruling is to increase collections by rendering all stock taxable on 100% of its value. The North Carolina Supreme Court reversed the Court of Appeals and held that the tax is valid and constitutional. The plaintiff's petition for review by the U.S. Supreme Court was granted; after argument, a decision is expected in 1996. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position.

Other Tax Cases. In Davis v. Michigan (1989), the United States Supreme Court rules that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision, North Carolina law contained similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively, beginning with the 1989 tax year. All public pension and retirement benefits are now entitled to a $400,000 annual exclusion.

The Swanson Cases-Following Davis, federal retirees filed a class action suit in federal court in 1989 seeking damanges equal to the North Carolina income tax paid on federal retirement income by the class members. A companion suit was filed in state court in 1990. The complaints alleged that the amount in controversy exceeded $140 million. The North Carolina Department of Revenue estimated refunds and interest liability of $280.89 million as of June 30, 1994.

The North Carolina Supreme Court ultimately held in favor of the State in the case brought in State court and the United States Supreme Court denied the plaintiffs' request for review of that decision, thereby concluding the State litigation. Plaintiffs also were unsuccessful in the federal court action. The federal retirees continue to seek relief through State legislation.

Patton v. State-In connection with the legislature's repeal of the tax exemption for state retirees in 1989, certain adjustments were adopted that reduced the state retirees' tax burden. In May 1995, federal retirees filed a lawsuit in State court for tax refunds for the years
1989 through 1994 alleging that these adjustments also constitute unlawful discrimination against federal retirees. The amount of the claim has not been set forth. The case is still pending in superior court.

The Bailey Cases-State and local government retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the United States Supreme Court denied review.

In 1992, many of the same plaintiffs filed a new lawsuit alleging essentially the same claims, including breach of contract, unconstitutional impairment of contract rights by the State in taxing benefits that were allegedly promised to be tax-exempt, and violation of several state constitutional provisions. although the Superior Court ruled largely in the plaintiff's favor, appeals are expected from both sides. Additional suits have been filed to recover taxes subsequently paid. The North Carolina Attorney General's Office estimates that the amount in controversy is approximately $40-$45 million annually for the tax years 1989 through 1992. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position.

General. The population of the State has increased 13% from 1980, from 5,880,095 to 6,647,351 as reported by the 1990 federal census and the State rose from twelfth to tenth in population. The State's estimate of population as of June 30, 1994 is 7,165,298. Notwithstanding its rank in population size, North Carolina is primarily a rural state, having only five municipalities with populations in excess of 100,000.

The labor force has undergone significant change during recent years as the State has moved from an agricultural to a service and goods producing economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits. Due to the wide dispersion of non-agricultural employment, the people have been able to maintain, to a large extent, their rural habitation practices. During the period 1980 to 1994, the State labor force grew about 26% (from 2,855,200 to 3,609,000). Per capita income during the period 1980 to 1993 grew from $7,999 to $18,702, an increase of 133.8%.

The current economic profile of the State consists of a combination of industry, agriculture and tourism. As of November 1994, the State was reported to rank ninth among the states in non-agricultural employment and eighth in manufacturing employment. Employment indicators have varied somewhat in the annual periods since June of 1990, but have demonstrated an upward trend since 1991.

The seasonally adjusted unemployment rate in October 1995 was estimated to be 3.9% of the labor force, as compared with 5.5% nationwide.

As of 1994, the State was ninth in the nation in gross agricultural income of which nearly the entire amount (approximately $5.5 billion) was from commodities. According to the State Commissioner of Agriculture, in 1994, the State ranked first in the nation in the production of flue-cured tobacco, total tobacco, turkeys and sweet potatoes; second in hog production, trout and the production of cucumbers for pickles; fourth in commercial broilers, blueberries and strawberries; fifth in burley tobacco and sixth in peaches.

The diversity of agriculture in North Carolina and a continuing push in marketing efforts have protected farm income from some of the wide variations that have been experienced in other states where most of the agricultural economy is dependent on a small number of agricultural commodities. North Carolina is the third most diversified agricultural state in the nation.

Tobacco production, which has been the leading source of agricultural income in the State, declined in 1994, based on preliminary figures. For 1994, commercial broiler production and pork production surpassed tobacco among sources of agricultural income, providing 30% and 15.5%, respectively, of gross agricultural income compared to 14.8% for tobacco. Tobacco farming in North Carolina has been and is expected to continue to be affected by major Federal legislation and regulatory measures regarding tobacco production and marketing and by international competition. Measures adverse to tobacco farming could have negative effects on farm income and the North Carolina economy generally.

The number of farms has been decreasing; in 1993 there were approximately 58,000 farms in the State (down from approximately 72,000 in 1987, a decrease of about 19% in eight years). However, a strong agribusiness sector supports farmers with farm inputs (fertilizer, insecticide, pesticide and farm machinery) and processing of commodities produced by farmers (vegetable canning and cigarette manufacturing). North Carolina's agriculture industry, including fod, fiber and forest products, contributes over $42 billion annually to the State's economy.

The State Department of Commerce, Travel and Tourism Division reports that in 1993 more than $8 billion was spent on tourism in the State. The Department estimates that two-thirds of total expenditures came from out-of-state travelers and that approximately 250,000 people were employed in tourism-related jobs.

Bond Ratings. Currently, Moody's rates North Carolina general obligation bonds as Aaa and Standard & Poor's rates such bonds as AAA. Standard & Poor's also reaffirmed its stable outlook for the State in January 1994. Standard & Poor's reports that North Carolina's rating reflects the State's strong economic characteristics, sound financial performance and low debt levels.

The Sponsor believes the information summarized above describes some of the more significant events relating to a North Carolina Trust. The sources of this information are the official statements of issuers located in North Carolina, State agencies, publicly available documents, publications of rating agencies and statements by, or news reports of statements by State officials and employees and by rating agencies. The Sponsor and its counsel have not independently verified any of the information contained in the official statements and other sources and counsel have not expressed any opinion regarding the completeness or materiality of any matters contained in this Prospectus other than the tax opinions set forth above under "North Carolina Tax Status of Unit Holders."

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the North Carolina Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the North Carolina Trusts to pay interest on or principal of the Bonds.

                        North Carolina Trust Series
         The First Trust (registered trademark) Combined Series
                        The First Trust Advantage

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule

                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Combined Series 8, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on November 29, 1996.

                           THE FIRST TRUST COMBINED SERIES 8
                                                            (Registrant)
                           By  NIKE SECURITIES L.P.
                                                             (Depositor)


                           By Robert M. Porcellino
                              Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

Robert D. Van Kampen  Sole Director of     )
                      Nike Securities      )
                        Corporation,       )   November 29, 1996
                    the General Partner    )
                  of Nike Securities L.P.  )
                                           )
                                           ) Robert M. Porcellino
                                           )   Attorney-in-Fact**



*The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

**An executed copy of the related power of attorney was filed wi th the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.



                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated October 31, 1996 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Combined Series dated November 26, 1996.



                                        ERNST & YOUNG LLP





Chicago, Illinois
November 25, 1996